Exhibit 99.3 Schedule 3

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	458088	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1197	2024-12-06 12:26	2025-06-23 15:03	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited XXXX of 726 is greater than or equal to Guideline XXXX of 700 - Due Diligence Vendor-12/09/2024
Ready for Review-Document Uploaded. Thank you for pointing out the gap between XXXX current Matrix and the Investor’s Matrix.  We are in process of getting our new Matrix’s reviewed for approval and will be lined up with our investors.  Please see attached Matrix which supports the max LTV for an Investment Cash-out Loan with a 726 XXXX is 80%.  The minimum FICO to go above 75% is 700. - Seller-12/09/2024
																						Open-Audited XXXX of 726 is less than Guideline FICO of 740 Per Matrix, if LTV is greater than 75%, minimum XXXX is 740 - Due Diligence Vendor-12/06/2024	Ready for Review-Document Uploaded. Thank you for pointing out the gap between XXXX current Matrix and the Investor’s Matrix. We are in process of getting our new Matrix’s reviewed for approval and will be lined up with our investors. Please see attached Matrix which supports the max LTV for an Investment Cash-out Loan with a 726 FICO is 80%. The minimum FICO to go above 75% is 700. - Seller-12/09/2024	Resolved-Audited FICO of 726 is greater than or equal to Guideline FICO of 700 - Due Diligence Vendor-12/09/2024	Months Reserves exceed minimum required - Minimum Reserve Required is 3, borrower has 5.22 Qualifying DTI below maximum allowed - Max DTI is 50%, borrower is at 34.92%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2950736
XXXX	458088	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2024-12-06 12:51	2024-12-09 10:29	Waived	2 - Non-Material	C	B	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Waived-Private mortgage requires proof of payments originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-12/09/2024 Open-Private mortgage requires proof of payments - Due Diligence Vendor-12/09/2024		Waived-Private mortgage requires proof of payments originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-12/09/2024	Months Reserves exceed minimum required - Minimum Reserve Required is 3, borrower has 5.22 Qualifying DTI below maximum allowed - Max DTI is 50%, borrower is at 34.92%	Employment history exceeds guidelines and FICO score is at least 20 points above minimum for program		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	2951071
XXXX	458088	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE5782	2024-12-06 12:14	2024-12-09 10:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-12/09/2024 Open-Borrower 1 Gap Credit Report is Missing Provide GAP Credit dated within 10 days of Note date - Due Diligence Vendor-12/06/2024		Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-12/09/2024	Months Reserves exceed minimum required - Minimum Reserve Required is 3, borrower has 5.22 Qualifying DTI below maximum allowed - Max DTI is 50%, borrower is at 34.92%			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2950532
XXXX	609076	XXXX	C	B	C	A	C	B	A	A	Closed	finding-3635	2025-07-23 09:22	2025-09-11 07:27	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured-Rec'd Shipping Label and copy of check. Finding cured. - Due Diligence Vendor-09/11/2025
Ready for Review-Document Uploaded.  copy of the refund check and the shipping label attached - Seller-09/10/2025
Counter-Received PCCD XXXX and LOE. However we did not receive a copy of the refund check and the shipping label. Finding remains.  - Due Diligence Vendor-09/10/2025
Ready for Review-Full cure documetns attached - Seller-09/09/2025
Counter-Provided documentation is not sufficient to cure tolerance violation. Refund check in the amount of XXXX with tracking and shipping label that reflects delivery of refund to borrower within 60 days after consummation is missing. Finding remains. - Due Diligence Vendor-08/07/2025
Ready for Review-Document Uploaded.  - Seller-08/05/2025
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% (XXXX) exceed the comparable charges (XXXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Recording Fee ) increased by XXXX without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of XXXX, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations 3 year- Expiration date is XXXX. - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. copy of the refund check and the shipping label attached - Seller-09/10/2025 Ready for Review-Full cure documetns attached - Seller-09/09/2025 Ready for Review-Document Uploaded. - Seller-08/05/2025	Cured-Rec'd Shipping Label and copy of check. Finding cured. - Due Diligence Vendor-09/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 763 LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 61.44%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4916253
XXXX	609076	XXXX	C	B	C	A	C	B	A	A	Closed	FCRE7009	2025-07-23 14:02	2025-07-30 16:44	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Upon further review, included other structures. - Due Diligence Vendor-07/30/2025 Ready for Review-Document Uploaded. Please see attached. Coverage Amount for Insured subject property is more than sufficient since it includes Coverage B: other structures for $46,200 and an additional coverage for Building Ordinance or Law Coverage -10% of Coverage A - included in premium. Please clear this finding. - Seller-07/29/2025 Open-Insufficient Coverage Amount for Insured Subject Property. Coverage does not meet the RCE amount. - Due Diligence Vendor-07/23/2025	Ready for Review-Document Uploaded. Please see attached. Coverage Amount for Insured subject property is more than sufficient since it includes Coverage B: other structures for XXXX and an additional coverage for Building Ordinance or Law Coverage -10% of Coverage A - included in premium. Please clear this finding. - Seller-07/29/2025	Resolved-Upon further review, included other structures. - Due Diligence Vendor-07/30/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 763 LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 61.44%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	4922563
XXXX	624728	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE7810	2025-06-02 13:56	2025-08-05 15:05	Resolved	1 - Information	C	A	Credit	Title	Title issue	Resolved-After further review, a spouse signing the mortgage to release dower rights does not have to be on title. - Due Diligence Vendor-08/05/2025
Ready for Review-In XXXX, even if a spouse is not vested on the title of a property, they may still need to sign the collateral package for a DSCR loan (or any mortgage loan) due to XXXX dower rights. There is no need for vesting update she is only on the collateral document and if you see the note and the remaining document she did not sign - Please escalate  - Seller-08/05/2025
Counter-Final Policy provided, however title is only vested in the borrower name and does not match the mortgage that reflects the Non Borrowing Spouse.  - Due Diligence Vendor-08/04/2025
Ready for Review-Document Uploaded. Please see attached. - Seller-08/01/2025
Counter-Please provide the final title policy. - Due Diligence Vendor-07/25/2025
Ready for Review-This will be resolved with the Final Title Policy Post Purchase. It is a requirement of closing.                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     - Seller-07/24/2025
																						Open-Provide the correct Title Vesting to include the Borrower and the Non Borrowing Spouse, to match the Mortgage. - Due Diligence Vendor-06/02/2025	Ready for Review-In XXXX, even if a spouse is not vested on the title of a property, they may still need to sign the collateral package for a DSCR loan (or any mortgage loan) due to XXXX dower rights. There is no need for vesting update she is only on the collateral document and if you see the note and the remaining document she did not sign - Please escalate - Seller-08/05/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/01/2025 Ready for Review-This will be resolved with the Final Title Policy Post Purchase. It is a requirement of closing. - Seller-07/24/2025	Resolved-After further review, a spouse signing the mortgage to release dower rights does not have to be on title. - Due Diligence Vendor-08/05/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 693 Months Reserves exceed minimum required - Min reserves required 6 mths- Borrower has 86.72 months in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4301984
XXXX	624728	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE9999	2025-06-02 13:54	2025-06-18 18:53	Resolved	1 - Information	C	A	Credit	Eligibility	Legal document incorrect or has issues	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/17/2025 Open-Provide the legal description that should be included in the Mortgage. - Due Diligence Vendor-06/02/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-06/17/2025	Resolved-Received Mortgage w/legal. - Due Diligence Vendor-06/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 693 Months Reserves exceed minimum required - Min reserves required 6 mths- Borrower has 86.72 months in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4301924
XXXX	624832	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0105	2025-06-02 10:54	2025-08-06 14:51	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received Report - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-SB326 report is missing - Due Diligence Vendor-06/02/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Report - Due Diligence Vendor-08/06/2025	Months Reserves exceed minimum required - 6 months reserves required, borrower has 460.03 documented Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score is 743		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4298328
XXXX	633055	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1193	2025-06-05 15:37	2025-07-18 15:09	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Upon further review, 100% of the 1007 rental income is allowed per the guidelines. Audited DTI of 49.42% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-06/19/2025
Ready for Review-Document Uploaded. 7.2 Alt Doc - Rental Income under XXXX Non-QM -final 2.0 guide states in all instances when using rental income, 100% of the verified monthly rental income can be used.

Document Uploaded. Uploaded February to XXXX months bank statements for XXXX. Uploaded Assets New Account and Transaction History. This account - XXXX was not used for Assets; funds were just a pass through to this XXXX while opening a new account, and the deposits were not used in the income calculation. XXXX was only opened on XXXX. - Seller-06/16/2025
Counter-1.  Income updated, now matches however market rent must be deducted by vacancy factor which results in the excessive DTI. 2. Still missing proof of 3 months seasoning for XXXX to meet asset utilization requirements. - Due Diligence Vendor-06/16/2025
Ready for Review-12 mos.  bank statements - XXXX from XXXX were provided in the file. XXXX dated XXXX shows counter credit of XXXX and wire transfer dated XXXX of XXXX from community credit union. Ending balance as of XXXX for XXXX is XXXX.  This XXXX account meets the minimum 30 days seasoning requirement.

The Final closing disclosure dated XXXX shows the closing funds needed was XXXX and downpayment made was XXXX from the borrower’s own funds.  Funds were disbursed on XXXX.

It must be noted that XXXX was transferred from XXXX on XXXX to a new account opened XXXX to XXXX.

DTI is only 49.41% per 1008 since the Income Calculation Worksheet shows the counter credit of XXXX as of XXXX and the wire transfer of XXXX as of XXXX were excluded including other deposits like XXXX Income, Tax refund and Bank adjustments.
The qualifying business income used is XXXX.   Per, Transmittal summary, income used for Asset Depletion income calculated as (XXXX (Closing Cost + Reserves))/60 months = XXXX.  XXXX income of XXXX for a total monthly income of XXXX.
Market rent is XXXX and monthly mortgage is XXXX for a negative cash flow of XXXX. All other payments are XXXX for a total monthly payment of XXXX.

XXXX = 49.41%.
 - Seller-06/13/2025
Open-Audited DTI of 108.81% exceeds Guideline DTI of 50% Provide 3 months XXXX for Asset Utilization. - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. 7.2 Alt Doc - Rental Income under XXXX Non-QM -final 2.0 guide states in all instances when using rental income, 100% of the verified monthly rental income can be used.

Document Uploaded. Uploaded February to XXXX months bank statements for XXXX. Uploaded Assets New Account and Transaction History. This account - XXXX was not used for Assets; funds were just a pass through to this XXXX while opening a new account, and the deposits were not used in the income calculation. XXXX was only opened on XXXX. - Seller-06/16/2025
 Ready for Review-12 mos.  bank statements - XXXX from XXXX were provided in the file. XXXX dated XXXX shows counter credit of XXXX and wire transfer dated XXXX of XXXX from community credit union. Ending balance as of XXXX for XXXX is XXXX.  This BA XXXX account meets the minimum 30 days seasoning requirement.

The Final closing disclosure dated XXXX shows the closing funds needed was XXXX and downpayment made was XXXX from the borrower’s own funds.  Funds were disbursed on XXXX.

It must be noted that XXXX was transferred from XXXX on XXXX to a new account opened XXXX to XXXX.

DTI is only 49.41% per 1008 since the Income Calculation Worksheet shows the counter credit of XXXX as of XXXX and the wire transfer of XXXX as of XXXX were excluded including other deposits like XXXX Income, Tax refund and Bank adjustments.
The qualifying business income used is XXXX.   Per, Transmittal summary, income used for Asset Depletion income calculated as (XXXX (Closing Cost + Reserves))/60 months = XXXX.  SS Treas income of XXXX for a total monthly income of XXXX.
Market rent is XXXX and monthly mortgage is XXXX for a negative cash flow of XXXX. All other payments are XXXX for a total monthly payment of XXXX.

XXXX = 49.41%.
 - Seller-06/13/2025
																								Resolved-Upon further review, 100% of the 1007 rental income is allowed per the guidelines. Audited DTI of 49.42% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-06/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 701 Months Reserves exceed minimum required - 6 mths reserves required- Borrower has 37.5 mths reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	4351010
XXXX	633055	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1339	2025-06-19 11:04	2025-07-18 15:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Personal Bank Statements Missing	Resolved-Received new account transaction history. - Due Diligence Vendor-06/25/2025 Ready for Review-Document Uploaded. Please see attached. Transaction History for new account XXXX came from XXXX as evidenced by the business card attached to it. - Seller-06/23/2025 Open-*New* Please provide the missing bank statement for XXXX. - Due Diligence Vendor-06/19/2025	Ready for Review-Document Uploaded. Please see attached. Transaction History for new account XXXX came from BA as evidenced by the business card attached to it. - Seller-06/23/2025	Resolved-Received new account transaction history. - Due Diligence Vendor-06/25/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 701 Months Reserves exceed minimum required - 6 mths reserves required- Borrower has 37.5 mths reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	4498910
XXXX	633055	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1441	2025-06-05 15:19	2025-07-16 12:57	Waived	2 - Non-Material	C	B	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived--Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-07/16/2025 Ready for Review-Document Uploaded. - Seller-07/16/2025 Open-Delinquent Credit History Does Not Meet Guideline Requirements Borrower(s) who sold a primary residence within the past six (6) months, currently residing rent-free, and purchasing a new primary residence are allowed: 12-month mortgage history required on previous primary residence. This is not a purchase of a primary and does not meet guidelines. - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. - Seller-07/16/2025	Waived--Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-07/16/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 701 Months Reserves exceed minimum required - 6 mths reserves required- Borrower has 37.5 mths reserves	LTV is 5% less than guideline maximum 5+ years Verified employment history exceeds guidelines	XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	4350717
XXXX	633055	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1467	2025-06-05 15:23	2025-06-16 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Asset 1 Missing	Resolved-Assets removed, not needed - Due Diligence Vendor-06/16/2025 Ready for Review-Document Uploaded. Uploaded February to XXXX months bank statements for XXXX. This account was not used for Assets; funds were just a pass through to this account while opening a new account, and the deposits were not used in the income calculation. - Seller-06/13/2025 Open-Asset 1 Missing Funds from XXXX were transferred on XXXX to open this acct - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. Uploaded February to XXXX months bank statements for XXXX. This account was not used for Assets; funds were just a pass through to this account while opening a new account, and the deposits were not used in the income calculation. - Seller-06/13/2025	Resolved-Assets removed, not needed - Due Diligence Vendor-06/16/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 701 Months Reserves exceed minimum required - 6 mths reserves required- Borrower has 37.5 mths reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	4350782
XXXX	637202	XXXX	D	A	D	A	A	A	C	A	Closed	FPRO0023	2025-09-04 16:01	2025-09-22 16:14	Resolved	1 - Information	C	A	Property	Value	Primary Appraised Value exceeds Variance to Reviewed Appraised Property Value	Resolved-The BPO dated XXXX (reconsideration of value) has been accepted. - Due Diligence Vendor-09/22/2025
Counter-Reconsideration of value BPO does not meet requirements-Per the guidelines if the AVM returns a value that is greater than 10% below the appraised value the file must contain a field review or a second appraisal. The BPO value is 13.84% below the original appraisal resulting in a field review or 2nd appraisal is required.  - Due Diligence Vendor-09/19/2025
Ready for Review-Please note that the new BPO provided was a reconsideration of the original BPO due to a dispute(ROV) being requested; it is not an additional Drive By BPO.  Please escalate to have this reviewed. - Seller-09/18/2025
Counter-Per the guidelines if the AVM returns a value that is greater than 10% below the appraised value the file must contain a field review or a second appraisal.  The BPO value is 13.84% below the original appraisal resulting in a field review or 2nd appraisal is required.  Drive by appraisal provided and does not meet the guideline requirement. - Due Diligence Vendor-09/18/2025
Ready for Review-Document Uploaded. Please see updated BPO; a reconsideration of value was requested as the Price per unit for the subject was well below the Price per unit average from all the comps used.  We ask that this condition be cleared based on the updated BPO supporting the value. - Seller-09/17/2025
Ready for Review-Document Uploaded. 1003 and 1008 updated to reflect lower BPO value as per guideline 8.1.3 "If FSD score or valuation from either of these companies is less than 90% of the appraised value, then the LTV will be calculated using the lower of the CDA, AVM, BPO or the ARR value" - Seller-09/16/2025
Open-Client provided a BPO which does not support the original appraisal. Provide a field review to support the original value - Due Diligence Vendor-09/04/2025	Ready for Review-Please note that the new BPO provided was a reconsideration of the original BPO due to a dispute(ROV) being requested; it is not an additional Drive By BPO. Please escalate to have this reviewed. - Seller-09/18/2025
 Ready for Review-Document Uploaded. Please see updated BPO; a reconsideration of value was requested as the Price per unit for the subject was well below the Price per unit average from all the comps used.  We ask that this condition be cleared based on the updated BPO supporting the value. - Seller-09/17/2025
 Ready for Review-Document Uploaded. 1003 and 1008 updated to reflect lower BPO value as per guideline 8.1.3 "If FSD score or valuation from either of these companies is less than 90% of the appraised value, then the LTV will be calculated using the lower of the CDA, AVM, BPO or the ARR value" - Seller-09/16/2025
																								Resolved-The BPO dated XXXX for XXXX (reconsideration of value) has been accepted. - Due Diligence Vendor-09/22/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660 - Borrower's FICO 760 LTV is less than guideline maximum - Max LTV 70%- Borrower's LTV 58.91%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5416624
XXXX	637202	XXXX	D	A	D	A	A	A	C	A	Closed	FCRE6666	2025-06-09 14:00	2025-09-04 16:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Secondary Valuation product is dated prior to the Appraisal date	Resolved-Client provided a secondary valuation which satisfies this finding, however a new finding has been added as the value is not supported - Due Diligence Vendor-09/04/2025
Ready for Review-Document Uploaded. Please see attached BPO and corrected 1003/1008.  We note the BPO came in more than 10% below the appraised value.  The updated 1003 and 1008 was corrected to use the lower value which would still qualify under the XXXX Program.  Per the XXXX 5-10 Unit DSCR Program, a Rate and Term would be allowed up to 70% LTV, the updated LTV increased to 67.75%.  Any pricing implications will be worked out with the ending investor.  - Seller-09/03/2025
Counter-Secondary valuation is required for securitization.  Finding remains.  - Due Diligence Vendor-07/25/2025
Ready for Review-Please waive finding as the applicable guidelines do not require a secondary valuations product for MFR. Please refer to section 9 - Seller-07/23/2025
Open-Provide Secondary Valuation Report. - Due Diligence Vendor-06/09/2025	Ready for Review-Document Uploaded. Please see attached BPO and corrected 1003/1008. We note the BPO came in more than 10% below the appraised value. The updated 1003 and 1008 was corrected to use the lower value which would still qualify under the XXXX Program. Per the Pound Cake 5-10 Unit DSCR Program, a Rate and Term would be allowed up to 70% LTV, the updated LTV increased to 67.75%. Any pricing implications will be worked out with the ending investor. - Seller-09/03/2025
 Ready for Review-Please waive finding as the applicable guidelines do not require a secondary valuations product for MFR. Please refer to section 9 - Seller-07/23/2025
																								Resolved-Client provided a secondary valuation which satisfies this finding, however a new finding has been added as the value is not supported - Due Diligence Vendor-09/04/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660 - Borrower's FICO 760 LTV is less than guideline maximum - Max LTV 70%- Borrower's LTV 58.91%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4383813
XXXX	637202	XXXX	D	A	D	A	A	A	C	A	Closed	FCOM1352	2025-06-10 10:59	2025-06-16 15:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Affidavit received - Due Diligence Vendor-06/16/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-06/13/2025 Open-The Business Purpose Affidavit Disclosure is Missing Missing Business Purpose Affidavit Disclosure - Due Diligence Vendor-06/10/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-06/13/2025	Resolved-Affidavit received - Due Diligence Vendor-06/16/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660 - Borrower's FICO 760 LTV is less than guideline maximum - Max LTV 70%- Borrower's LTV 58.91%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	4394821
XXXX	638785	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2025-06-11 10:46	2025-09-12 14:34	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received condo rider and intent to record. - Due Diligence Vendor-09/12/2025 Ready for Review-Document Uploaded. Correction Affidavit and Rider uploaded for review. Please clear finding - Seller-09/11/2025 Open-Condo Rider is Missing Provide missing Condo Rider. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. Correction Affidavit and Rider uploaded for review. Please clear finding - Seller-09/11/2025	Resolved-Received condo rider and intent to record. - Due Diligence Vendor-09/12/2025	LTV is less than guideline maximum - Lender max LTV 70%, subject LTV 55%. Qualifying FICO score is at least 20 points above minimum for program - Score is 685 vs min required of 640		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4410166
XXXX	638785	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8700	2025-06-12 10:58	2025-06-18 18:07	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Missing EIN Number for Business Entity	Resolved-Received EIN - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. Please see attached EIN Number for XXXX - XXXX 100% owner - Seller-06/16/2025 Open-Missing EIN # for business entity. - Due Diligence Vendor-06/12/2025	Ready for Review-Document Uploaded. Please see attached EIN Number for XXXX - XXXX 100% owner - Seller-06/16/2025	Resolved-Received EIN - Due Diligence Vendor-06/18/2025	LTV is less than guideline maximum - Lender max LTV 70%, subject LTV 55%. Qualifying FICO score is at least 20 points above minimum for program - Score is 685 vs min required of 640		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4424807
XXXX	639078	XXXX	D	B	D	B	C	B	A	A	Closed	FPRO1255	2025-06-11 11:52	2025-07-31 10:36	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Received CPM. Questionnaire not required. - Due Diligence Vendor-06/17/2025 Ready for Review-Document Uploaded. Please see - per guide 10.12 - If an approved XXXXs Condo Project Manager (CPM) report is provided, a lender HOA questionnaire is not required. Also attached is the HOA findings - Seller-06/13/2025 Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Provide condo questionnaire, addtional findings may apply once reviewed. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. Please see - per guide 10.12 - If an approved XXXX Condo Project Manager (CPM) report is provided, a lender HOA questionnaire is not required. Also attached is the HOA findings - Seller-06/13/2025	Resolved-Received CPM. Questionnaire not required. - Due Diligence Vendor-06/17/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4411462
XXXX	639078	XXXX	D	B	D	B	C	B	A	A	Closed	FCRE1198	2025-06-11 13:10	2025-07-11 10:29	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver reserves of 3.61 months< 6months required, applied to non material finding with comp factors - Due Diligence Vendor-07/11/2025
Ready for Review-Document Uploaded.  - Seller-07/11/2025
Counter-XXXX post closing funds for reserves are required.  Reviewed XXXX post close reserves.  Short XXXX in additional funds for reserves are required. - Due Diligence Vendor-06/17/2025
Ready for Review-Total monthly obligations are XXXX x 6 months = XXXX + cash required XXXX (after EMD credit / EMD included) = -XXXX total funds required to be verified please review and advise, Funds verified XXXX minus funds required to close XXXX = -XXXX this appears to be the shortage
 - Seller-06/14/2025
																						Open-Audited Reserves of 3.61 month(s) are less than Guideline Required Reserves of 6 month(s) Provide sufficient assets to meet the 6m reserve requirement. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. - Seller-07/11/2025 Ready for Review-Total monthly obligations are XXXX x 6 months = XXXX + cash required XXXX (after EMD credit / EMD included) = XXXX total funds required to be verified please review and advise, Funds verified XXXX minus funds required to close XXXX = -XXXX this appears to be the shortage - Seller-06/14/2025	Waived-Originator provided a waiver reserves of 3.61 months< 6months required, applied to non material finding with comp factors - Due Diligence Vendor-07/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%	FICO: 20 points above minimum Credit History: 24 months 0x30	XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	4412709
XXXX	639078	XXXX	D	B	D	B	C	B	A	A	Closed	finding-651	2025-06-10 09:16	2025-06-19 07:14	Cured	2 - Non-Material	C	B	Compliance	Points & Fees	TILA Finance Charge Test	Cured-Received CD XXXX, LOX, copy of XXXX check and evidence of delivery. - Due Diligence Vendor-06/19/2025
Ready for Review-Please see attached copy of XXXX check, and evidence of delivery doc. This loan transaction is a purchase, a Notice of Right of Rescission does not apply - Seller-06/18/2025
Counter-----Received PCCD XXXX and LOX.  Provide copy of check, evidence of delivery and evidence rescission has been re-opened, new ROR required. - Due Diligence Vendor-06/17/2025
Ready for Review-Document Uploaded. Please see attached remedy addressing the fail, please clear finding - Seller-06/14/2025
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX. This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ). The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX at XXXX. Provide evidence of refund or principal reduction of XXXX, or at a minimum to the XXXX threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statute also requires rescission to be re-opened, therefore ROR is required to be provided. Statue of Limitations - 1 year, expiration date XXXX.
																						- Due Diligence Vendor-06/10/2025	Ready for Review-Please see attached copy of XXXX check, and evidence of delivery doc. This loan transaction is a purchase, a Notice of Right of Rescission does not apply - Seller-06/18/2025 Ready for Review-Document Uploaded. Please see attached remedy addressing the fail, please clear finding - Seller-06/14/2025	Cured-Received CD XXXX, LOX, copy of XXXX check and evidence of delivery. - Due Diligence Vendor-06/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Lender minimum FICO 660, borrower FICO 771 Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 48%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4393278
XXXX	652335	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1168	2025-06-23 14:28	2025-06-27 14:44	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Upon further review, coverage appears to be sufficient. - Due Diligence Vendor-06/27/2025 Ready for Review-With CA Fair Plan, dwelling replacement cost is included. a specific coverage amount is not required. - Seller-06/25/2025 Open-XXXX does not provide dwelling coverage - Due Diligence Vendor-06/23/2025	Ready for Review-With CA Fair Plan, dwelling replacement cost is included. a specific coverage amount is not required. - Seller-06/25/2025	Resolved-Upon further review, coverage appears to be sufficient. - Due Diligence Vendor-06/27/2025	Months Reserves exceed minimum required - 6 months minimum reserves, borrower has 30.62 documented Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score is 782			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4531594
XXXX	652335	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE6763	2025-06-23 16:11	2025-06-23 16:13	Waived	2 - Non-Material	C	B	Credit	Income/Employment	Income documentation does not meet guidelines	Waived-P/L loan requires 2 mo's business bank statements, personal were provided. Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors. - Due Diligence Vendor-06/23/2025		Waived-P/L loan requires 2 mo's business bank statements, personal were provided. Originator exception granted and in file. Waiver applied with comp factors. Exception deemed non-material due to strong compensating factors. - Due Diligence Vendor-06/23/2025	Months Reserves exceed minimum required - 6 months minimum reserves, borrower has 30.62 documented Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score is 782	Reserves over 3 months Score is 782 over 20 points of requirement 0x30 credit history 12 years on job.		QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	4533422
XXXX	670248	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE7497	2025-07-09 12:26	2025-07-14 15:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received confirmation no H06 on primary residence - Due Diligence Vendor-07/14/2025 Ready for Review-Document Uploaded. Please see attached documentation to support the borrowers Primary Residence is F/C and does not have HOI. - Seller-07/10/2025 Open-Provide HOI for property 3b. - Due Diligence Vendor-07/09/2025	Ready for Review-Document Uploaded. Please see attached documentation to support the borrowers Primary Residence is F/C and does not have HOI. - Seller-07/10/2025	Resolved-Received confirmation no H06 on primary residence - Due Diligence Vendor-07/14/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700- Borrower's FICO 790 Months Reserves exceed minimum required - Min reserves 12 mths- Borrower has 113.89 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4750746
XXXX	670248	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1492	2025-07-10 10:38	2025-07-10 10:41	Waived	2 - Non-Material	C	B	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Waived-Originator exception granted to allow cash in hand to exceed maximum of XXXX, Non-material waiver applied with comp factors. non-material due to cash in hand. - Due Diligence Vendor-07/10/2025 Open-Cash Out Does Not Meet Guideline Requirements Max Cash in hand XXXX - Current cash in hand XXXX - Due Diligence Vendor-07/10/2025		Waived-Originator exception granted to allow cash in hand to exceed maximum of XXXX million, Non-material waiver applied with comp factors. non-material due to cash in hand. - Due Diligence Vendor-07/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700- Borrower's FICO 790 Months Reserves exceed minimum required - Min reserves 12 mths- Borrower has 113.89 mths in reserves	790 FICO (Over 20 points for requirements) -24+ Month Credit History		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	4764798
XXXX	670248	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1199	2025-07-09 12:24	2025-07-10 10:41	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Originator exception granted to allow Loan amount exceed XXXX, Non-material waiver applied with comp factors. non-material due to loan amount only LTV is in line - Due Diligence Vendor-07/10/2025 Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of XXXX Exception request: Allow loan amount of XXXX. - Due Diligence Vendor-07/09/2025		Waived-Originator exception granted to allow Loan amount exceed XXXX, Non-material waiver applied with comp factors. non-material due to loan amount only LTV is in line - Due Diligence Vendor-07/10/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700- Borrower's FICO 790 Months Reserves exceed minimum required - Min reserves 12 mths- Borrower has 113.89 mths in reserves	-790 FICO (over 20 points for requirements) - 24+ month credit history - 26 years on job		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	4750703
XXXX	680296	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0079	2025-07-15 11:13	2025-08-06 10:24	Resolved	1 - Information	C	A	Credit	Eligibility	Property subject to a lien that could take priority according to the 1003 declaration	Resolved-After further review, the mechanics liens were paid through closing and reflected on the final CD. - Due Diligence Vendor-08/06/2025 Ready for Review-Please note the subject loan is paying off the improvement liens for E and with respect to question D, the subject loan is a DSCR loan and any additional debt obtained is not applicable as there are no impact to ratios. - Seller-07/31/2025 Open-Property subject to a lien that could take priority according to the 1003 declaration. No further information on the lien provided - Due Diligence Vendor-07/17/2025	Ready for Review-Please note the subject loan is paying off the improvement liens for E and with respect to question D, the subject loan is a DSCR loan and any additional debt obtained is not applicable as there are no impact to ratios. - Seller-07/31/2025	Resolved-After further review, the mechanics liens were paid through closing and reflected on the final CD. - Due Diligence Vendor-08/06/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Min DSCR is .75, borrowers DSCR is 1.166 Months Reserves exceed minimum required - 6 months minimum reserves, borrower has 42.91			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	4819855
XXXX	688746	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1198	2025-07-24 14:31	2025-08-25 15:10	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Waived-Originator provided a waiver for 0 reserves, applied to non material finding with comp factors - Due Diligence Vendor-08/25/2025 Ready for Review-Document Uploaded. - Seller-08/22/2025 Open-Audited Reserves of 0.06 month(s) are less than Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-07/24/2025	Ready for Review-Document Uploaded. - Seller-08/22/2025	Waived-Originator provided a waiver for 0 reserves, applied to non material finding with comp factors - Due Diligence Vendor-08/25/2025	Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 35.76% LTV is less than guideline maximum - Lender max LTV 80%, subject LTV 70%.	Residual Income > 1.5 times $3,500 monthly residual required. Qualifying DTI<5% below maximum allowed.	XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Second Home	Purchase	NA	Originator Post-Close	Yes	4937658
XXXX	688747	XXXX	C	A	A	A	C	A	A	A	Closed	finding-651	2025-07-21 11:30	2025-09-17 07:40	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Received corrected PCCD, Letter of explanation, copy of check for XXXX and proof of delivery. - Due Diligence Vendor-09/17/2025
Ready for Review-Document Uploaded. LOE to borrower uploaded - Seller-09/15/2025
Counter-Received lender email as LOE however, we still need the Letter of Explanation that was provided to borrower with the refund package. Finding remains.  - Due Diligence Vendor-09/15/2025
Ready for Review-Per attached LOE "TC done as a Title Fee was not marked as an APR". Also, the finance charge can be understated by up to XXXX without any tolerance cure. We are now in that range. Please clear finding - Seller-09/12/2025
Counter-Rec'd PCCD issued XXXX, FedEx Shipping Label and copy of check payable to borrower in the amount of XXXX.  Missing Letter of Explanation, please provide.  Total amount of tolerance is XXXX.  Refund is short XXXX. - Due Diligence Vendor-09/11/2025
Ready for Review-Document Uploaded. Tolerance cure issued and supporting documents uploaded - Seller-09/10/2025
Counter-The CompEase report has been uploaded to the loan bulletin XXXX. - Due Diligence Vendor-09/08/2025
Ready for Review-Please provide more information, Lender requests PDF/Report with a full breakdown of how Clarifii calculated the finance charge?  - Seller-09/04/2025
Open-This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX. -----The finance charge is not considered accurate because it is understated by more than XXXX at XXXX. Provide evidence of refund or principal reduction of XXXX, or at a minimum to the XXXX threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statue of Limitations - 1 year, expiration date XXXX.
																						- Due Diligence Vendor-07/21/2025	Ready for Review-Document Uploaded. LOE to borrower uploaded - Seller-09/15/2025 Ready for Review-Per attached LOE "TC done as a Title Fee was not marked as an APR". Also, the finance charge can be understated by up to XXXX without any tolerance cure. We are now in that range. Please clear finding - Seller-09/12/2025 Ready for Review-Document Uploaded. Tolerance cure issued and supporting documents uploaded - Seller-09/10/2025 Ready for Review-Please provide more information, Lender requests PDF/Report with a full breakdown of how Clarifii calculated the finance charge? - Seller-09/04/2025	Resolved-Received corrected PCCD, Letter of explanation, copy of check for XXXX and proof of delivery. - Due Diligence Vendor-09/17/2025	Long term residence - Rented for 4 years, no lates Qualifying DTI below maximum allowed - Max DTI is 45%, borrowers DTI is 42.34%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4888073
XXXX	688748	XXXX	C	A	A	A	C	A	A	A	Closed	finding-651	2025-09-04 08:13	2025-09-09 10:21	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test	Resolved-Upon further review, no further documentation is needed or required. Daily Interest calculator was updated on note screen. - Due Diligence Vendor-09/09/2025
Ready for Review-Document Uploaded. Disagree, please see attached  - Seller-09/08/2025
																						Open-***NEW***This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )The finance charge is XXXX. The disclosed finance charge of XXXX is not considered accurate because it is understated by more than XXXX at XXXX. Provide evidence of refund or principal reduction of XXXX, or at a minimum to the XXXX threshold, corrected PCCD, Letter of explanation and proof of delivery to borrower within 60 days of discovery. Statue of Limitations - 1 year, expiration date XXXX. - Due Diligence Vendor-09/04/2025	Ready for Review-Document Uploaded. Disagree, please see attached - Seller-09/08/2025	Resolved-Upon further review, no further documentation is needed or required. Daily Interest calculator was updated on note screen. - Due Diligence Vendor-09/09/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.76% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers FICO is 702		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5406379
XXXX	688748	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3732	2025-09-04 08:13	2025-09-09 10:21	Resolved	1 - Information	C	A	Compliance	TRID	TRID Total of Payments Test	Resolved-Upon further review, no further documentation is needed or required. Daily Interest calculator was updated on note screen. - Due Diligence Vendor-09/09/2025
Ready for Review-Document Uploaded. Disagree, please see attached  - Seller-09/08/2025
																						Open-This loan failed the TRID total of payments test. ( 12 CFR §1026.18(o)(1) )The total of payments is XXXX. The disclosed total of payments of XXXX is not considered accurate because it is understated by more than XXXX and the provided reimbursement amount of XXXX is not sufficient to cure the inaccuracy....Total of payments is understated by XXXX which exceeds threshold of XXXX. Provide evidence of refund or principal reduction for XXXX or, at a minimum, to the XXXX threshold, post-close CD, LOE and evidence of delivery to the borrower within 60 days of discovery. - Due Diligence Vendor-09/04/2025	Ready for Review-Document Uploaded. Disagree, please see attached - Seller-09/08/2025	Resolved-Upon further review, no further documentation is needed or required. Daily Interest calculator was updated on note screen. - Due Diligence Vendor-09/09/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.76% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers FICO is 702		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5406380
XXXX	688748	XXXX	C	A	A	A	C	A	A	A	Closed	finding-3617	2025-07-21 12:06	2025-09-04 08:14	Resolved	1 - Information	C	A	Compliance	TRID	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Resolved-Received PCCD with disbursement date of XXXX. Finding resolved. - Due Diligence Vendor-09/04/2025
Ready for Review-Document Uploaded.  - Seller-09/03/2025
Counter-CD XXXX referenced on page 130-134 in packet is final hand signed on XXXX.  Provide final CD with correct disbursement date. - Due Diligence Vendor-07/29/2025
Ready for Review-Disagree, the tentative XXXX Closing disclosure provided in initial packet, pages 130-134 is not the Final closing disclosure.  - Seller-07/26/2025
																						Open-This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields. -----Final CD shows disbursement date of XXXX, but closing date is XXXX. Provide evidence the loan did not disburse prior to closing. - Due Diligence Vendor-07/21/2025	Ready for Review-Document Uploaded. - Seller-09/03/2025 Ready for Review-Disagree, the tentative XXXX Closing disclosure provided in initial packet, pages 130-134 is not the Final closing disclosure. - Seller-07/26/2025	Resolved-Received PCCD with disbursement date of XXXX. Finding resolved. - Due Diligence Vendor-09/04/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.76% Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers FICO is 702		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	4888925
XXXX	692888	XXXX	D	A	C	A	A	A	D	A	Closed	FCRE1181	2025-07-28 07:35	2025-08-28 14:53	Resolved	1 - Information	C	A	Credit	Insurance	Subject loan is in Flood Zone and Notice of Special Flood Hazard Disclosure Not Completed	Resolved-Received Notice of SFH. - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded. see page 412, that is the signed disclosure... I attached the copy we have in file in XXXX - Seller-08/27/2025
Ready for Review-Document Uploaded. the disclosure copy is located on page 296, please see attached audit trail via XXXX tracking - Seller-08/27/2025
Counter-Reviewer was unable to locate executed form-please provide fully executed Special Flood Hazard Disclosure.  - Due Diligence Vendor-08/07/2025
Ready for Review-Disagree - Notice of Special Flood Hazard Disclosure was sent and received through the initial disclosures. System shows the e-tracking:  the said documentation was viewed and consented on XXXX, Esigned on XXXX 10:15AM.  Thank you  - Seller-08/06/2025
																						Open-Subject Property is in Flood Zone AE but Notice of Special Flood Hazard Disclosure was not provided Missing the signed and dated Notice of Special Flood Hazard Disclosure. - Due Diligence Vendor-07/28/2025	Ready for Review-Document Uploaded. see page 412, that is the signed disclosure... I attached the copy we have in file in XXXX - Seller-08/27/2025 Ready for Review-Document Uploaded. the disclosure copy is located on page 296, please see attached audit trail via XXXX tracking - Seller-08/27/2025 Ready for Review-Disagree - Notice of Special Flood Hazard Disclosure was sent and received through the initial disclosures. System shows the e-tracking: the said documentation was viewed and consented on XXXX, Esigned on XXXX 10:15AM. Thank you - Seller-08/06/2025	Resolved-Received Notice of SFH. - Due Diligence Vendor-08/28/2025	DSCR % greater than 1.20 - DSCR % greater than 1.20- Borrower's DSCR is 1.265% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680- Borrower's FICO 776		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	4961170
XXXX	692888	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1253	2025-07-28 07:30	2025-08-07 15:00	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received secondary valuation. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/06/2025 Open-Additional valuation product has not been provided. Missing an additional valuation product to support the subject's value. - Due Diligence Vendor-07/30/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/06/2025	Resolved-Received secondary valuation. - Due Diligence Vendor-08/07/2025	DSCR % greater than 1.20 - DSCR % greater than 1.20- Borrower's DSCR is 1.265% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680- Borrower's FICO 776		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	4961119
XXXX	697343	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2025-07-30 17:26	2025-08-27 16:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-After further review borrower is 100% owner of the business- Borrower goes by XXXX, Online and through the business he uses XXXX which is short for XXXX Business address and information provided matches the online searches through Open Corporates- condition resolved - Due Diligence Vendor-08/27/2025
Ready for Review-Please waive as the PTIN documentation confirms 100% ownership, which aligns with the applicable guidelines. Furthermore, it is important to clarify that all individuals listed below may be identified as key participants in the business, despite holding 0% ownership. - Seller-08/25/2025
																						Open-Borrower 1 CPA Letter Missing Loan file contains a letter from PTIN stating borrower is 100% owner of the business. However, audit review of entity details via XXXX reflects the borrower is not listed as an owner. Please provide Entity documents (Articles of Organization, Operating Agreement) to verify borrower is 100% owner of the business. Additional conditions may apply. - Due Diligence Vendor-07/30/2025	Ready for Review-Please waive as the PTIN documentation confirms 100% ownership, which aligns with the applicable guidelines. Furthermore, it is important to clarify that all individuals listed below may be identified as key participants in the business, despite holding 0% ownership. - Seller-08/25/2025	Resolved-After further review borrower is 100% owner of the business- Borrower goes by XXXX, Online and through the business he uses "XXXX" which is short for XXXX Business address and information provided matches the online searches through Open Corporates- condition resolved - Due Diligence Vendor-08/27/2025	Months Reserves exceed minimum required - Lender minimum reserves 12m PITIA, borrower reserves 20.83m. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 38.45%.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5001131
XXXX	697343	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2025-07-30 17:27	2025-08-27 16:56	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/27/2025 Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Audit requested additional documentation to verify borrower's ownership of business reflected on bank statements. - Due Diligence Vendor-07/30/2025		Resolved-The Final Reviewed QM Status is acceptable or the loan is a Business Purpose loan. - Due Diligence Vendor-08/27/2025	Months Reserves exceed minimum required - Lender minimum reserves 12m PITIA, borrower reserves 20.83m. Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 38.45%.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5001153
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1437	2025-08-08 16:49	2025-08-28 15:11	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Upon further review, the LOE provided explains the gap of employment. - Due Diligence Vendor-08/28/2025
Ready for Review-We respectfully disagree. Additional documentation is not required as the borrower confirms in the LOE that he was recruited at XXXX Recruiting Inc on XXXX as a temp to hire working for XXXX. He then was brought on a full-time permanent employee at XXXX on XXXX. This can be considered as the same job with over 6-mo current on it.  - Seller-08/26/2025
Counter-Received employment gap letter-borrower states he was converted from recruiting firm to employee.  Provide acceptable verification of gap of employment less than 6 months.   - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/25/2025
																						Open-Income and Employment Do Not Meet Guidelines Borrower must be employed for a minimum of 6 months with current employer due to the gap in employment - Due Diligence Vendor-08/08/2025	Ready for Review-We respectfully disagree. Additional documentation is not required as the borrower confirms in the LOE that he was recruited at XXXX on XXXX as a temp to hire working for XXXX. He then was brought on a full-time permanent employee at XXXX on XXXX. This can be considered as the same job with over 6-mo current on it. - Seller-08/26/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Upon further review, the LOE provided explains the gap of employment. - Due Diligence Vendor-08/28/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5118317
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE4165	2025-08-06 13:39	2025-08-26 15:05	Resolved	1 - Information	C	A	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Resolved-Received employment gap letter. - Due Diligence Vendor-08/26/2025 Ready for Review-Please see attached. - Seller-08/25/2025 Open-Employment gaps of more than 60 days within the most recent two year period require a satisfactory . However, the borrower had a gap of employment from XXXX through XXXX, or 123 days, a LOE was not contained in the loan file - Due Diligence Vendor-08/08/2025	Ready for Review-Please see attached. - Seller-08/25/2025	Resolved-Received employment gap letter. - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5078669
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2025-08-05 14:02	2025-08-26 15:01	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Received credit inquiry LOE - Due Diligence Vendor-08/26/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/25/2025
Counter-Duplicate documentation provided. - Due Diligence Vendor-08/11/2025
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/07/2025
Counter-Received commentary all inquiries were transaction related-LOE for credit inquiries required as not all by lender or broker.  Finding remains.  - Due Diligence Vendor-08/07/2025
Ready for Review-We respectfully disagree. As evidenced by the documents in the loan file, all inquiries all related to the subject transaction. The loan file contained credit report from XXXX, the reporting agency, and another report requested by the Lender, XXXX. Any additional explanations are not necessary.  - Seller-08/05/2025
																						Open-LOX for credit inquiries is missing. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/07/2025 Ready for Review-We respectfully disagree. As evidenced by the documents in the loan file, all inquiries all related to the subject transaction. The loan file contained credit report from XXXX, the reporting agency, and another report requested by the Lender, XXXX. Any additional explanations are not necessary. - Seller-08/05/2025	Resolved-Received credit inquiry LOE - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062640
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2025-08-05 13:37	2025-08-26 15:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received income calculation worksheet. - Due Diligence Vendor-08/26/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheets for B1, B2 and Real Estate Owned. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Received income calculation worksheet. - Due Diligence Vendor-08/26/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062072
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE0136	2025-08-05 14:16	2025-08-12 15:42	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Underwriter Attestation	Resolved-Received 1008 confirming warrantable Type Q. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/08/2025 Open-Missing Underwriter Attestation. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/08/2025	Resolved-Received 1008 confirming warrantable Type Q. - Due Diligence Vendor-08/12/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062968
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-08-05 14:16	2025-08-07 16:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received CD for 3c - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached Final CD from the simultaneous closing for the property in question. - Seller-08/05/2025 Open-Missing the taxes for property 3c. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached Final CD from the simultaneous closing for the property in question. - Seller-08/05/2025	Resolved-Received CD for 3c - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062943
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1330	2025-08-05 14:15	2025-08-07 16:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Paystubs Missing	Resolved-Received pay statements for Borrower 1 - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Borrower 1 Paystubs Missing Missing for B1 paystubs for new employment with XXXX. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received pay statements for Borrower 1 - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5062920
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5116	2025-08-05 15:11	2025-08-07 16:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received confirmation of 10 months mortgage history report-life of loan. - Due Diligence Vendor-08/07/2025
Ready for Review- We respectfully disagree. The credit reported the XXXX mortgage for 6 months. In addition, a previous related mortgage with XXXX was reported with an open date of XXXX. Therefore, a full payment history was reported for the property 3B. - Seller-08/05/2025
																						Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing a full 12 mos mortgage history on the mortgage for property 3B (have only 6 mos reporting on the credit report) - Due Diligence Vendor-08/05/2025	Ready for Review- We respectfully disagree. The credit reported the XXXX mortgage for 6 months. In addition, a previous related mortgage with XXXX was reported with an open date of XXXX. Therefore, a full payment history was reported for the property 3B. - Seller-08/05/2025	Resolved-Received confirmation of 10 months mortgage history report-life of loan. - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5064258
XXXX	699011	XXXX	D	A	D	A	A	A	A	A	Closed	FCOM9451	2025-08-05 15:31	2025-08-07 15:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 2: Missing Lease Agreement	Resolved-Received lease agreement for 3b. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Missing the lease agreement for Property 3B for XXXX/mos - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received lease agreement for 3b. - Due Diligence Vendor-08/07/2025	LTV is less than guideline maximum - Max LTV 75%- Borrower's LTV 30% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 740 - Borrower's FICO 789		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5064723
XXXX	699025	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1173	2025-08-04 16:31	2025-08-12 14:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received master insurance policy. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached master policy - Seller-08/11/2025 Counter-HO6 policy provided. Please provide the Master Policy. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025 Open-Must meet guideline and minimum liability coverage requirements. - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached master policy - Seller-08/11/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/05/2025	Resolved-Received master insurance policy. - Due Diligence Vendor-08/12/2025	LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 52.63% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 806		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5048883
XXXX	699025	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1345	2025-08-04 17:15	2025-08-04 17:17	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Waived-Originator exception granted to allow vacant property with no prior rent documented on subject. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor owns another investment property and owns primary 10+ years on time mortgage history. - Due Diligence Vendor-08/04/2025 Open-Vacant property not allowed to cash out and no prior rental history provided. - Due Diligence Vendor-08/04/2025		Waived-Originator exception granted to allow vacant property with no prior rent documented on subject. Non-material waiver applied with comp factors. Deemed non-material due to experienced investor owns another investment property and owns primary 10+ years on time mortgage history. - Due Diligence Vendor-08/04/2025	LTV is less than guideline maximum - Max LTV 80%- Borrower's LTV 52.63% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 806	FICO 20+ points over minimum LTV 5% below max		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5049833
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2025-08-05 16:46	2025-08-28 16:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received worksheet for both borrowers. - Due Diligence Vendor-08/28/2025

Ready for Review-Document Uploaded.  - Seller-08/26/2025

Ready for Review-Document Uploaded. Please see attached  - Seller-08/26/2025

Counter-Received REO calculation-pending receipt of business bank statement analysis.  - Due Diligence Vendor-08/12/2025

Ready for Review-Document Uploaded. Please see attached Schedule E REO calc, Income calc to follow   - Seller-08/11/2025

																						Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Provide Income Calculation Worksheet for B1, B2 and Real Estate Owned. Upon receipt additional conditions may apply. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. - Seller-08/26/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/26/2025 Ready for Review-Document Uploaded. Please see attached Schedule E REO calc, Income calc to follow - Seller-08/11/2025	Resolved-Received worksheet for both borrowers. - Due Diligence Vendor-08/28/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5066329
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1360	2025-08-05 17:15	2025-08-28 16:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Paystubs Missing	Resolved-Received pay statements. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025 Open-Borrower 2 Paystubs Missing Missing B2 current paystubs. Upon receipt additional conditions may apply. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025	Resolved-Received pay statements. - Due Diligence Vendor-08/12/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5066828
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1437	2025-08-08 16:54	2025-08-28 16:04	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-LOE provided, borrower was working as temp to perm. - Due Diligence Vendor-08/28/2025 Ready for Review-Document Uploaded. - Seller-08/26/2025 Open-Income and Employment Do Not Meet Guidelines Borrower must be employed for a minimum of 6 months with current employer due to the gap in employment - Due Diligence Vendor-08/08/2025	Ready for Review-Document Uploaded. - Seller-08/26/2025	Resolved-LOE provided, borrower was working as temp to perm. - Due Diligence Vendor-08/28/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5118422
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE4165	2025-08-08 16:54	2025-08-28 16:03	Resolved	1 - Information	C	A	Credit	Income/Employment	Employment Gaps in Employment Without Sufficient Explanation	Resolved-LOE provided, borrower was working as temp to perm for the last 6 months. - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded.  - Seller-08/26/2025
Ready for Review-Document Uploaded. The borrower confirms in LOE that he was recruited at XXXX on XXXX temp to hire working for XXXX. He then was brought on a full-time permanent employee on XXXX with XXXX. This can be considered as the same job with over 6-mo current on it. Please see attached  - Seller-08/26/2025
																						Open-The borrower had a gap of employment from XXXX through XXXX, or 123 days, a LOE was not contained in the loan file - Due Diligence Vendor-08/08/2025	Ready for Review-Document Uploaded. - Seller-08/26/2025 Ready for Review-Document Uploaded. The borrower confirms in LOE that he was recruited at XXXX on XXXX temp to hire working for XXXX. He then was brought on a full-time permanent employee on XXXX with XXXX. This can be considered as the same job with over 6-mo current on it. Please see attached - Seller-08/26/2025	Resolved-LOE provided, borrower was working as temp to perm for the last 6 months. - Due Diligence Vendor-08/28/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5118421
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE5116	2025-08-06 09:39	2025-08-20 14:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Received the XXXX Payment. - Due Diligence Vendor-08/20/2025
Ready for Review-Please review pages 155-156 of initial package, documentation reflects XXXX payment paid….
 - Seller-08/18/2025
Counter-Property acquired XXXX-missing proof of XXXX payment made to complete life of loan payment history.   - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded. Loancare Mtg Date opened is XXXX for loan amount of XXXX which would have an XXXX first payment was paid up to XXXX before being transferred to XXXX, which rated the mortgage up to date. No further docs needed for this.
Borrower's primary home meets the housing per guideline - Properties owned free and clear are considered 0x30.
 - Seller-08/11/2025
																						Open- Missing a full 12 mos mortgage history on the mortgage for property 3B. Current lender (Loancare) is showing 6 mos reviewed. Previous lender, XXXX, is showing 4 mos reviewed. Need a full 12 mos reviewed) - Due Diligence Vendor-08/06/2025	Ready for Review-Please review pages 155-156 of initial package, documentation reflects XXXX payment paid…. - Seller-08/18/2025 Ready for Review-Document Uploaded. XXXX Mtg Date opened is XXXX for loan amount of XXXX which would have an XXXX first payment was paid up to XXXX before being transferred to XXXX, which rated the mortgage up to date. No further docs needed for this. Borrower's primary home meets the housing per guideline - Properties owned free and clear are considered 0x30. - Seller-08/11/2025	Resolved-Received the June Payment. - Due Diligence Vendor-08/20/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5072711
XXXX	699029	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1483	2025-08-06 09:19	2025-08-12 14:28	Resolved	1 - Information	C	A	Credit	Assets	Asset 5 Does Not Meet Guideline Requirements	Resolved-Received final CD. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025 Open-Asset 5 Does Not Meet Guideline Requirements Missing the fully executed Closing Disclosure on XXXX w/net proceeds of XXXX - Due Diligence Vendor-08/06/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025	Resolved-Received final CD. - Due Diligence Vendor-08/12/2025	Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 12.92 mths in reserves Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640- Borrower's FICO 789		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5072391
XXXX	699033	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE7497	2025-08-04 15:40	2025-08-08 13:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received confirmation of monthly HOA. - Due Diligence Vendor-08/08/2025
Ready for Review-Document Uploaded. Please see printout from XXXX which shows the monthly HOA of $50/mth.  We note that the HOA used to qualify was higher and had no negative impact on the decision.  It is our position no additional information is required, as we used a more conservative amount and the DTI is still well below the amount allowed for qualifying.  Can this please be cleared. - Seller-08/07/2025
Counter-Property Detail Report for 3l (Land Only).  Please provide the HOA verification for 3c - Due Diligence Vendor-08/06/2025
Ready for Review-Document Uploaded. Please note regarding property 3C (XXXX): the XXXX are HOA dues. Regarding property 3L (XXXX): the property is land only. Please refer to the attached property profile.

 - Seller-08/04/2025
Open-Missing proof of what the XXXX for property 3 c and what the difference of XXXX for property 3l is (HOI or HOA)? - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see printout from XXXX which shows the monthly HOA of $50/mth. We note that the HOA used to qualify was higher and had no negative impact on the decision. It is our position no additional information is required, as we used a more conservative amount and the DTI is still well below the amount allowed for qualifying. Can this please be cleared. - Seller-08/07/2025
 Ready for Review-Document Uploaded. Please note regarding property 3C (XXXX): the XXXX are HOA dues. Regarding property 3L (XXXX): the property is land only. Please refer to the attached property profile.

 - Seller-08/04/2025
																								Resolved-Received confirmation of monthly HOA. - Due Diligence Vendor-08/08/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrowers DTI is 33.06% Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 38.06 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5047781
XXXX	699033	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1242	2025-08-04 14:55	2025-08-08 13:27	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Appraisal is Missing Missing the subject's appraisal with all attachments. - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Appraisal - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrowers DTI is 33.06% Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 38.06 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5046628
XXXX	699033	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1136	2025-08-06 16:26	2025-08-08 13:27	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received 1004D - Due Diligence Vendor-08/08/2025 Ready for Review-Please note 1004D was uploaded in original file uploaded in pages 737-743 - Seller-08/07/2025 Ready for Review-Document Uploaded. - Seller-08/07/2025 Ready for Review-Please waive condition as 1004D is uploaded under placeholder 1004D showing repairs have been completed - Seller-08/06/2025 Open-*New* Missing the 1004 D - Due Diligence Vendor-08/06/2025	Ready for Review-Please note 1004D was uploaded in original file uploaded in pages 737-743 - Seller-08/07/2025 Ready for Review-Document Uploaded. - Seller-08/07/2025 Ready for Review-Please waive condition as 1004D is uploaded under placeholder 1004D showing repairs have been completed - Seller-08/06/2025	Resolved-Received 1004D - Due Diligence Vendor-08/08/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrowers DTI is 33.06% Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 38.06 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5082604
XXXX	699033	XXXX	D	A	D	A	A	A	D	A	Closed	FCOM1352	2025-08-04 14:47	2025-08-07 15:52	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-Upon further review, Affidavit is only required for DSCR/No Ratio Loans. - Due Diligence Vendor-08/07/2025
Ready for Review-Please waive. This did not close as a business purpose loan. Alt Doc purchase of investment property. Business purpose not selected and did not vest in LLC  - Seller-08/06/2025
Counter-Transaction is a Purchase of an investment property. Business Purpose Affidavit is required. - Due Diligence Vendor-08/06/2025
Ready for Review-We respectfully disagree. The subject loan did not close as a Business Purpose loan; therefore, the requested affidavit is not applicable to the transaction. - Seller-08/05/2025
Ready for Review-We respectfully disagree. The subject loan did not close as a Business Purpose loan; therefore, the requested affidavit is not applicable to the transaction.  - Seller-08/04/2025
																						Open-The Business Purpose Affidavit Disclosure is Missing Missing Business Affidavit Disclosure. - Due Diligence Vendor-08/04/2025	Ready for Review-Please waive. This did not close as a business purpose loan. Alt Doc purchase of investment property. Business purpose not selected and did not vest in LLC - Seller-08/06/2025 Ready for Review-We respectfully disagree. The subject loan did not close as a Business Purpose loan; therefore, the requested affidavit is not applicable to the transaction. - Seller-08/05/2025 Ready for Review-We respectfully disagree. The subject loan did not close as a Business Purpose loan; therefore, the requested affidavit is not applicable to the transaction. - Seller-08/04/2025	Resolved-Upon further review, Affidavit is only required for DSCR/No Ratio Loans. - Due Diligence Vendor-08/07/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrowers DTI is 33.06% Months Reserves exceed minimum required - Min reserves req'd 6 mths- Borrowers have 38.06 mths in reserves			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5046446
XXXX	699041	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2025-08-04 10:28	2025-09-22 10:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History Meets Guideline Requirements as the mortgage in question was the borrower's business and would be considered commercial. - Due Diligence Vendor-09/22/2025
Ready for Review-Please clear, your comments shows items provided suffice, however status shows as counter. "After further review, documents provided does reflect current information not reflecting late fees and since this is an interest only it appears the amount is correct up through XXXX. Commercial loan is private lender with statement provided in the loan file- lender provided payoff statement which did not reflect any late fees. Per guidelines, and since loan is private, either a VOM or full payment history is required. Current payoff provided is YTD, does not reflect past possible lates, etc." - Seller-09/18/2025
Counter-After further review, documents provided does reflect current information not reflecting late fees and since this is an interest only it appears the amount is correct up through XXXX. Commercial loan is private lender with statement provided in the loan file- lender provided payoff statement which did not reflect any late fees. Per guidelines, and since loan is private, either a VOM or full payment history is required. Current payoff provided is YTD, does not reflect past possible lates, etc. - Due Diligence Vendor-09/12/2025
Ready for Review-Please escalate to manager and clear finding, Lender notes payoff dated XXXX reflects information to verify and confirm Mtg in question has no late payments with interest only payments plan and the only interest due to close is reflecting on the Pay off demand. Interest due amount of XXXX is for the 17 days from XXXX to the payoff date XXXX.  - Seller-09/09/2025
Counter-Pay off statement provided, please provide the full payment history as required by the guidelines. - Due Diligence Vendor-09/08/2025
Ready for Review-Document Uploaded. lender notes the loan in question is an interest only payment plan and the only interest due to close is reflecting on the Pay off demand. no late payments has been verified - Seller-09/04/2025
Counter-Received payoff-please provide VOM or other acceptable documentation confirming payment history.   - Due Diligence Vendor-08/19/2025
Ready for Review-Document Uploaded. please see Note section 11 use of proceeds, Interest only Business Loan paid to XXXX, private loan is not on Credit report, this is a business loan obligation.  7.9 statement from XXXX shows no payment lates, never late, with an XXXX payment due at the time of closing. Please see attached, Please clear - Seller-08/18/2025
Counter-Received rebuttal housing history not required on commercial property--Note received reflects Individual obligation through Trust-not secured by business entity-finding remains-Missing the payment History for XXXX on property 3b since it's inception - Due Diligence Vendor-08/11/2025
Ready for Review-Disagree, Housing history does not apply due to the Property 3b is a commercial property XXXX - Seller-08/08/2025
Open-Housing History Does Not Meet Guideline Requirements Missing the payment History for XXXX on property 3b since it's inception to show a timely payment history. - Due Diligence Vendor-08/04/2025	Ready for Review-Please clear, your comments shows items provided suffice, however status shows as counter. "After further review, documents provided does reflect current information not reflecting late fees and since this is an interest only it appears the amount is correct up through XXXX. Commercial loan is private lender with statement provided in the loan file- lender provided payoff statement which did not reflect any late fees. Per guidelines, and since loan is private, either a VOM or full payment history is required. Current payoff provided is YTD, does not reflect past possible lates, etc." - Seller-09/18/2025
 Ready for Review-Please escalate to manager and clear finding, Lender notes payoff dated XXXX reflects information to verify and confirm Mtg in question has no late payments with interest only payments plan and the only interest due to close is reflecting on the Pay off demand. Interest due amount of XXXX is for the 17 days from XXXX to the payoff date XXXX.  - Seller-09/09/2025
 Ready for Review-Document Uploaded. lender notes the loan in question is an interest only payment plan and the only interest due to close is reflecting on the Pay off demand. no late payments has been verified - Seller-09/04/2025
 Ready for Review-Document Uploaded. please see Note section 11 use of proceeds, Interest only Business Loan paid to XXXX, private loan is not on Credit report, this is a business loan obligation.  7.9 statement from Platinum Loan Services shows no payment lates, never late, with an XXXX payment due at the time of closing. Please see attached, Please clear - Seller-08/18/2025
 Ready for Review-Disagree, Housing history does not apply due to the Property XXXX is a commercial property XXXX - Seller-08/08/2025
																								Resolved-Housing History Meets Guideline Requirements as the mortgage in question was the borrower's business and would be considered commercial. - Due Diligence Vendor-09/22/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700- Borrower's FICO 814 Months Reserves exceed minimum required - Min reserves req'd 3 mths- Borrower has 27.14 mths in reserves		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5039769
XXXX	699041	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2025-07-31 08:25	2025-08-11 13:56	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-08/11/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/08/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. -----Missing Legal Description. - Due Diligence Vendor-07/31/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/08/2025	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-08/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 700- Borrower's FICO 814 Months Reserves exceed minimum required - Min reserves req'd 3 mths- Borrower has 27.14 mths in reserves		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5004807
XXXX	699043	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-07-31 12:02	2025-08-28 14:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received bank statement confirming XXXX payment made. - Due Diligence Vendor-08/28/2025 Ready for Review-Document Uploaded. XXXX payment was previously uploaded in the initial packet, please see p54. Also uploaded anew - Seller-08/27/2025 Counter-Received HOI-missing the payment for XXXX for 3b. - Due Diligence Vendor-08/19/2025 Ready for Review-Document Uploaded. Please see attached supporting the Taxes and Insurance obligation - Seller-08/18/2025 Open-Missing for property 3b the (1) HOI and (2) the payment for XXXX. - Due Diligence Vendor-07/31/2025	Ready for Review-Document Uploaded. XXXX payment was previously uploaded in the initial packet, please see p54. Also uploaded anew - Seller-08/27/2025 Ready for Review-Document Uploaded. Please see attached supporting the Taxes and Insurance obligation - Seller-08/18/2025	Resolved-Received bank statement confirming XXXX payment made. - Due Diligence Vendor-08/28/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI is 29.43% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 715		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5008988
XXXX	699043	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1241	2025-07-31 11:19	2025-08-12 15:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Purchase Contract is Missing	Resolved-Received ratified contract. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached Purchase agreement - Seller-08/08/2025 Open-Loan Purpose is Purchase but Purchase Contract is Missing. Missing the Contract of Sale for the subject property. - Due Diligence Vendor-07/31/2025	Ready for Review-Document Uploaded. Please see attached Purchase agreement - Seller-08/08/2025	Resolved-Received ratified contract. - Due Diligence Vendor-08/12/2025	Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI is 29.43% Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrower's FICO 715		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5008063
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1194	2025-08-04 12:50	2025-08-25 07:14	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-08/25/2025 Open-Audited LTV of 80% exceeds Guideline LTV of 70% Max LTV of 70% for ITIN - Due Diligence Vendor-08/04/2025		Resolved-Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-08/25/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5043828
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FPRO1242	2025-08-05 13:14	2025-08-07 15:28	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal. - Due Diligence Vendor-08/07/2025 Ready for Review-Document Uploaded. Please see attached. - Due Diligence Vendor-08/05/2025 Open-The subject property appraisal is missing. Upon receipt of appraisal, subject to review of secondary valuations within tolerance. - Due Diligence Vendor-08/05/2025		Resolved-Received Appraisal. - Due Diligence Vendor-08/07/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5061473
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1316	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042733
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1325	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 1 CPA Letter Missing Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042734
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1317	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042735
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1347	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 2 3rd Party VOE Prior to Close Missing Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042736
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1355	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 2 CPA Letter Missing Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042737
XXXX	699044	XXXX	D	A	D	A	A	A	D	A	Closed	FCRE1348	2025-08-04 12:00	2025-08-06 15:50	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 2 Total Years Employment Verified is Less Than 24 Months	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025 Open-Borrower 2 Total Years Employment Verified is Less Than 24 Months Missing CPA letter confirming self-employment for 2+ years - Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/04/2025	Resolved-Received Tax Preparer Letter. - Due Diligence Vendor-08/06/2025	Qualifying DTI below maximum allowed - Max DTI is 50%, borrowers DTI is 25.10 Months Reserves exceed minimum required - 6 month minimum reserves, borrower has 16.39 documented		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5042738
XXXX	699045	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2025-08-05 09:02	2025-09-19 08:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received property profile confirming borrower co signed HELOC and no ownership in property. - Due Diligence Vendor-09/19/2025
Ready for Review-Document Uploaded. Updated 1003 also provided - Seller-09/17/2025
Ready for Review-Document Uploaded. Please see attached. XXXX does not belong to our borrower as evidenced by the Property profile and DOT. Borrower only signed for HELOC for the property in question. Please clear this finding.  - Seller-09/15/2025
Counter-HELOC statement received-does not reflect which property secured against.  Provide HELOC agreement, credit supplement, property profile or VOM confirming.   - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded.  - Seller-08/27/2025
Counter-Please provide documentation to support which property the HELOC is for.  - Due Diligence Vendor-08/13/2025
Ready for Review-The payment is already accounted for in the ratio and does not pertain to our subject property, as confirmed by the title report. Please clear this finding. - Seller-08/12/2025
																						Open-Missing clarification for the mortgage obligation with XXXX HELOC, no corresponding REO on 1003. Upon receipt additional conditions maybe required. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Updated 1003 also provided - Seller-09/17/2025 Ready for Review-Document Uploaded. Please see attached. XXXX does not belong to our borrower as evidenced by the Property profile and DOT. Borrower only signed for HELOC for the property in question. Please clear this finding. - Seller-09/15/2025 Ready for Review-Document Uploaded. - Seller-08/27/2025 Ready for Review-The payment is already accounted for in the ratio and does not pertain to our subject property, as confirmed by the title report. Please clear this finding. - Seller-08/12/2025	Resolved-Received property profile confirming borrower co signed HELOC and no ownership in property. - Due Diligence Vendor-09/19/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrowr's FICO 739 LTV is less than guideline maximum - Max LTV 85%- Borrower's LTV 44.14%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5055572
XXXX	699045	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE6618	2025-08-05 08:19	2025-08-28 14:40	Resolved	1 - Information	B	A	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Received rent free letter. - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded. Please see attached. - Seller-08/27/2025
Ready for Review-Document Uploaded.  - Seller-08/27/2025
Counter-1008, 1003 and property detail report provided to support no ownership and rent free.  Please provide the Rent Free letter from the property owner. - Due Diligence Vendor-08/13/2025
Ready for Review-Document Uploaded.  - Seller-08/11/2025
Ready for Review-Document Uploaded.  - Seller-08/11/2025
Ready for Review-Document Uploaded. Please see attached. Borrower does not own XXXX. - Seller-08/11/2025
Ready for Review-Final 1003/1008 was corrected/updated. The borrower's primary residence -XXXX shows no primary housing expense.  - Seller-08/11/2025
Open-Missing updated final 1003 to include the property that is the borrower's current residence and the housing payment for it (to match the final 1008 provided with housing of XXXX/mth for the primary).
																						- Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/27/2025 Ready for Review-Document Uploaded. - Seller-08/27/2025 Ready for Review-Document Uploaded. - Seller-08/11/2025 Ready for Review-Document Uploaded. - Seller-08/11/2025 Ready for Review-Document Uploaded. Please see attached. Borrower does not own XXXX. - Seller-08/11/2025 Ready for Review-Final 1003/1008 was corrected/updated. The borrower's primary residence -XXXX shows no primary housing expense. - Seller-08/11/2025	Resolved-Received rent free letter. - Due Diligence Vendor-08/28/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrowr's FICO 739 LTV is less than guideline maximum - Max LTV 85%- Borrower's LTV 44.14%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5055066
XXXX	699050	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	699051	XXXX	D	A	C	A	A	A	D	A	Closed	FCRE0136	2025-08-01 16:41	2025-08-12 14:11	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Underwriter Attestation	Resolved-Received 1008 confirming Warrantable Type S condo. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Warrantable condo. Please see updated 1008 - Seller-08/11/2025 Open-Missing Underwriter Attestation for the Condo. - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Warrantable condo. Please see updated 1008 - Seller-08/11/2025	Resolved-Received 1008 confirming Warrantable Type S condo. - Due Diligence Vendor-08/12/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrower's FICO 764 Months Reserves exceed minimum required - Min reserves required 3 mths- Borrower has 69.28 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5029855
XXXX	699051	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1253	2025-08-01 16:20	2025-08-12 14:08	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received secondary valuation. - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025 Open-Additional valuation product has not been provided. Missing a secondary valuation product to support the subject's value. - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/11/2025	Resolved-Received secondary valuation. - Due Diligence Vendor-08/12/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrower's FICO 764 Months Reserves exceed minimum required - Min reserves required 3 mths- Borrower has 69.28 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5029510
XXXX	699140	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1160	2025-08-01 09:50	2025-09-18 17:26	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date	Resolved-Received revised policy dated prior to closing. - Due Diligence Vendor-09/18/2025
Ready for Review-Document Uploaded. Corrected HOI uploaded - Seller-09/16/2025
Counter-Please provide the corrected HOI policy reflecting the correct expiration date. - Due Diligence Vendor-09/03/2025
Ready for Review-Please waive finding. This is a purchase transaction. Per HOI total annual premium is XXXX which was also paid out w/ funds to close per CD. Since this is an annual premium and the amount was paid at closing, exp date would be XXXX and XXXX is an error  - Seller-08/29/2025
																						Open-Hazard Insurance Expiration Date of XXXX is prior to or equal to the Note Date of XXXX -Expiration Date on policy should be XXXX - Due Diligence Vendor-08/01/2025	Ready for Review-Document Uploaded. Corrected HOI uploaded - Seller-09/16/2025 Ready for Review-Please waive finding. This is a purchase transaction. Per HOI total annual premium is 2199.00 which was also paid out w/ funds to close per CD. Since this is an annual premium and the amount was paid at closing, exp date would be XXXX and XXXX is an error - Seller-08/29/2025	Resolved-Received revised policy dated prior to closing. - Due Diligence Vendor-09/18/2025	Months Reserves exceed minimum required - 9 months minimum reserves required, borrower has 16.69 documented LTV is less than guideline maximum - Max LTV is 85%, borrowers LTV is 80%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5021009
XXXX	699713	XXXX	D	A	D	A	C	A	A	A	Closed	finding-3634	2025-08-04 09:43	2025-08-13 08:17	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received PCCD dated 8/7/2025, fee moved and finding resolved. - Due Diligence Vendor-08/13/2025
Ready for Review-Document Uploaded. Please see attached PCCD. 'This fee was shopped for title and has been moved to Section C.
 - Seller-08/12/2025
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $75.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $75.00 (Closing Protection Letter) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $75.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Statute of Limitations is 3 years- Expiration date is XXXX.
																						- Due Diligence Vendor-08/04/2025	Ready for Review-Document Uploaded. Please see attached PCCD. 'This fee was shopped for title and has been moved to Section C. - Seller-08/12/2025	Resolved-Received PCCD dated XXXX, fee moved and finding resolved. - Due Diligence Vendor-08/13/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers FICO is 779 LTV is less than guideline maximum - Max LTV is 80%, borrowers LTV is 75%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5038846
XXXX	699713	XXXX	D	A	D	A	C	A	A	A	Closed	FCRE7497	2025-08-06 12:06	2025-08-08 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received final CD. - Due Diligence Vendor-08/08/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/07/2025 Open-3B is missing taxes and insurance (XXXX) - Due Diligence Vendor-08/06/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/07/2025	Resolved-Received final CD. - Due Diligence Vendor-08/08/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers FICO is 779 LTV is less than guideline maximum - Max LTV is 80%, borrowers LTV is 75%		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5076170
XXXX	699791	XXXX	D	A	C	A	A	A	D	A	Closed	FCRE0024	2025-08-04 09:02	2025-11-25 10:17	Resolved	1 - Information	C	A	Credit	Eligibility	Borrower has outstanding judgements according to the 1003 Declaration	Resolved-Borrower has no outstanding judgements according to the 1003 Declaration. - Due Diligence Vendor-11/25/2025
Resolved-Received revised 1003, declaration g was marked yes by mistake. - Due Diligence Vendor-08/20/2025
Ready for Review-The credit report and Title report search for judgments and there were no open judgments. They would have come up in name search. The URLA was accidentally marked YES for judgments on Declarations G. - Seller-08/18/2025
Counter-Received credit supplement for mortgage-Borrower has outstanding judgements according to the 1003 Declaration. Borrower has outstanding judgements according to the 1003 Declaration and paperwork was not provided. Additional conditions may apply. - Due Diligence Vendor-08/12/2025
Counter-Credit Supplemental Report for the Mortgage provided, however the borrower stated on the 1003 there are outstanding judgements. - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded. Please see attached credit supplement with proof of paid and closed account  - Seller-08/08/2025
																						Open-Borrower has outstanding judgements according to the 1003 Declaration. Borrower has outstanding judgements according to the 1003 Declaration and paperwork was not provided. Additional conditions may apply. - Due Diligence Vendor-08/05/2025	Ready for Review-The credit report and Title report search for judgments and there were no open judgments. They would have come up in name search. The URLA was accidentally marked YES for judgments on Declarations G. - Seller-08/18/2025 Ready for Review-Document Uploaded. Please see attached credit supplement with proof of paid and closed account - Seller-08/08/2025	Resolved-Borrower has no outstanding judgements according to the 1003 Declaration. - Due Diligence Vendor-11/25/2025 Resolved-Received revised 1003, declaration g was marked yes by mistake. - Due Diligence Vendor-08/20/2025	Qualifying DTI below maximum allowed - DTI of 8.89% is less than the maximum allowed per guidelines of 50% Months Reserves exceed minimum required - Verified assets of 22.79 months exceeds the minimum required of 3 months		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5038133
XXXX	699791	XXXX	D	A	C	A	A	A	D	A	Closed	FPRO1242	2025-08-05 07:34	2025-08-12 15:41	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-08/12/2025 Ready for Review-Document Uploaded. Please see attached - Seller-08/08/2025 Open-Appraisal is Missing Missing appraisal report for subject property-must coincide with CU in file. - Due Diligence Vendor-08/05/2025	Ready for Review-Document Uploaded. Please see attached - Seller-08/08/2025	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-08/12/2025	Qualifying DTI below maximum allowed - DTI of 8.89% is less than the maximum allowed per guidelines of 50% Months Reserves exceed minimum required - Verified assets of 22.79 months exceeds the minimum required of 3 months		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5054634
XXXX	700313	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1441	2025-08-07 12:23	2025-08-14 14:46	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Received payoff reflecting XXXX modification from XXXX-seasoning met. - Due Diligence Vendor-08/14/2025
Ready for Review-Document Uploaded. Hello,
Please review payoff attached showing account indicates a partial claim w/ loan from HUD. Please also see attached HUD payoff from title. This has no impact on loan due to pay history =12months and ltv <60%. Per matrix mod <12months max LTV is 70% which out loan meets at 56%
 - Seller-08/12/2025
Counter-Payoff reflects corporate advances which are associated with escrow account.  Missing payoff and clarification of HUD XXXX reflecting on final CD.  Must meet guidelines.   - Due Diligence Vendor-08/12/2025
Ready for Review-Please waive finding. DSCR requires 12 month payment history on subject property. Corp advances of XXXX are present each month and amount does not change. Able to verify 12 payments (XXXX through XXXX) paid each month and on time. Borrower is not responsible for subject property mortgage - Seller-08/11/2025
Open-Delinquent Credit History Does Not Meet Guideline Requirements Missing clarification for the Corporate Advances on the XXXX Payoff Letter of XXXX and the payoff on the final HUD of HUD Loan of XXXX. Must meet guidelines and upon receipt, additional conditions maybe required. - Due Diligence Vendor-08/07/2025	Ready for Review-Document Uploaded. Hello,
Please review payoff attached showing account indicates a partial claim w/ loan from HUD. Please also see attached HUD payoff from title. This has no impact on loan due to pay history =12months and ltv <60%. Per matrix mod <12months max LTV is 70% which out loan meets at 56%
 - Seller-08/12/2025
 Ready for Review-Please waive finding. DSCR requires 12 month payment history on subject property. Corp advances of XXXX are present each month and amount does not change. Able to verify 12 payments (XXXX through XXXX) paid each month and on time. Borrower is not responsible for subject property mortgage - Seller-08/11/2025
																								Resolved-Received payoff reflecting HAMP modification from XXXX-seasoning met. - Due Diligence Vendor-08/14/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrowers' FICO 723 Months Reserves exceed minimum required - 0 mths reserves req'd- Borrower has 54.06 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5095288
XXXX	700313	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2025-08-07 12:21	2025-08-11 14:15	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Escrow instructions with correct vesting. - Due Diligence Vendor-08/11/2025 Ready for Review-Please see attached. - Seller-08/07/2025 Open-Property Title Issue Missing Title Vesting to match the Mortgage and Note. - Due Diligence Vendor-08/07/2025	Ready for Review-Please see attached. - Seller-08/07/2025	Resolved-Received Escrow instructions with correct vesting. - Due Diligence Vendor-08/11/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 660- Borrowers' FICO 723 Months Reserves exceed minimum required - 0 mths reserves req'd- Borrower has 54.06 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5095214
XXXX	700323	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE6019	2025-08-07 08:35	2025-08-12 14:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received EAD Card and I765. - Due Diligence Vendor-08/12/2025
Ready for Review-Document Uploaded. Back of EAD card is not necessary since we have uploaded a copy of the I-765 - Application for employment authorization which matches the info noted on the EAD card.  Please clear this finding.  - Seller-08/08/2025
Counter-Received EAD card-please provide copy of back of card as well.   - Due Diligence Vendor-08/08/2025
Ready for Review-Requirement is only an OR and not an AND as per guide for non-permanent resident alien.  - Seller-08/07/2025
Ready for Review-Document Uploaded. DSCR Guide 4.1 Eligible Borrowers pages 9 to 10 - All non-permanent resident alien borrower(s) must verify they are legally present in the US with a copy of one of the following: VISA or EAD card. Uploaded EAD card and approval notice. Please clear this finding.  - Seller-08/07/2025
Open-Borrower Citizenship Documentation Is Missing Per Cup Cake Matrix dated XXXX, VISA and EAD required for Non Permanent Residents - Due Diligence Vendor-08/07/2025	Ready for Review-Document Uploaded. Back of EAD card is not necessary since we have uploaded a copy of the I-765 - Application for employment authorization which matches the info noted on the EAD card. Please clear this finding. - Seller-08/08/2025
 Ready for Review-Requirement is only an OR and not an AND as per guide for non-permanent resident alien.  - Seller-08/07/2025
 Ready for Review-Document Uploaded. DSCR Guide 4.1 Eligible Borrowers pages 9 to 10 - All non-permanent resident alien borrower(s) must verify they are legally present in the XXXX with a copy of one of the following: VISA or EAD card. Uploaded EAD card and approval notice. Please clear this finding.  - Seller-08/07/2025
																								Resolved-Received EAD Card and I765. - Due Diligence Vendor-08/12/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 760 Additional assets not used to qualify - Monthly payment being reduced by more than 20%.		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5089592
XXXX	700323	XXXX	D	B	D	B	A	A	A	A	Closed	FCRE1498	2025-08-07 08:24	2025-08-07 09:30	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Waived-Originator exception granted to allow less than one year rental experience. Non-material waiver applied with comp factors. Deemed non-material due to only two days short of one year. - Due Diligence Vendor-08/07/2025 Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) EXCEPTION REQUEST: to proceed as experienced investor with borrower purchasing subject investment XXXX so we're literally 2 days shy of 1 year ownership if we fund on XXXX. - Due Diligence Vendor-08/07/2025		Waived-Originator exception granted to allow less than one year rental experience. Non-material waiver applied with comp factors. Deemed non-material due to only two days short of one year. - Due Diligence Vendor-08/07/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 760 Additional assets not used to qualify - Monthly payment being reduced by more than 20%.	FICO 20 + points above min. Monthly payment being reduced by more than 20%.		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5089457
XXXX	700712	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0108	2025-08-08 08:05	2025-09-11 17:50	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received evidence of sufficient XXXX. - Due Diligence Vendor-09/11/2025
Ready for Review-Document Uploaded. Please see attached policy reflecting the XXXX coverage  - Seller-09/09/2025
Counter-Guidelines state Projects consisting of more than 20 units require XXXX insurance.  - Due Diligence Vendor-09/03/2025
Ready for Review-Please waive finding. Per XXXX guides B7-4-02, XXXX Requirements for Project Developments, XXXX insurance is not required to be verified on limited condo reviews. 2nd bullet point under Determining if XXXX Insurance is Required - Seller-08/29/2025
																						Open-XXXX Coverage not met. Missing proof of XXXX Coverage. - Due Diligence Vendor-08/08/2025	Ready for Review-Document Uploaded. Please see attached policy reflecting the XXXX coverage - Seller-09/09/2025 Ready for Review-Please waive finding. Per Fannie guides B7-4-02, XXXX Insurance Requirements for Project Developments, XXXX insurance is not required to be verified on limited condo reviews. 2nd bullet point under Determining if XXXX Insurance is Required - Seller-08/29/2025	Resolved-Received evidence of sufficient XXXX Coverage. - Due Diligence Vendor-09/11/2025	Verified employment history exceeds guidelines - Self Employment 6 yrs. exceeds guideline requirements of 2 yrs. Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 41.86%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5107164
XXXX	700712	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE6844	2025-08-08 10:13	2025-08-13 14:53	Resolved	1 - Information	C	A	Credit	Assets	Gift Funds General	Resolved-Received gift letter for EMD. - Due Diligence Vendor-08/13/2025 Ready for Review-Please see attached, missed on initial uploaded docs - Seller-08/12/2025 Open-Missing gift letter for EMD - Due Diligence Vendor-08/08/2025	Ready for Review-Please see attached, missed on initial uploaded docs - Seller-08/12/2025	Resolved-Received gift letter for EMD. - Due Diligence Vendor-08/13/2025	Verified employment history exceeds guidelines - Self Employment 6 yrs. exceeds guideline requirements of 2 yrs. Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 41.86%		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5109194
XXXX	700712	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0105	2025-08-08 08:57	2025-08-08 10:22	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo Structural Reports not in file	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-08/08/2025 Open-The file does not contain the required structural engineer report per state law. Exception Request: Exception to use the front page of the SB 326 Report along with the HOA Questionnaire supporting no repairs needed. - Due Diligence Vendor-08/08/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-08/08/2025	Verified employment history exceeds guidelines - Self Employment 6 yrs. exceeds guideline requirements of 2 yrs. Qualifying DTI below maximum allowed - Max DTI 50%- Borrower's DTI 41.86%	- FICO 20+ points above min - DTI 5% below max - 6 years on job		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	Originator Post-Close	Yes	5107828
XXXX	703341	XXXX	D	B	B	B	A	A	D	A	Closed	FPRO1253	2025-08-11 14:44	2025-08-19 14:15	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received secondary valuation. - Due Diligence Vendor-08/19/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/18/2025 Counter-Document was not attached. - Due Diligence Vendor-08/18/2025 Ready for Review-Please see attached. - Seller-08/14/2025 Open-Both CU and LCA are > 2.5. Per guides - a Collateral Desktop Analysis (CDA) fromXXXX within 30 days of note date, BPO (Broker Price Opinion), Appraisal Risk Review (ARR) from XXXX, or similar independent vendor is required. - Due Diligence Vendor-08/11/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/18/2025 Ready for Review-Please see attached. - Seller-08/14/2025	Resolved-Received secondary valuation. - Due Diligence Vendor-08/19/2025	LTV is less than guideline maximum - LTV = 64.79% - Max LTV = 80% Months Reserves exceed minimum required - Min reserves req'd 0 mths- Borrower has 11.39 mths in reserves		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	5135405
XXXX	703341	XXXX	D	B	B	B	A	A	D	A	Closed	FCRE0140	2025-08-11 14:42	2025-08-11 14:56	Waived	2 - Non-Material	B	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Exception Approval in file for - XXXX DSCR FN :TV > 60% for refinance requires a 1.2%. Exception request to proceed at 64.79 LTV with a DSCR ratio of 1.0+. - Due Diligence Vendor-08/11/2025		Waived-Originator Waiver applied to Non-Material Finding with Comp Factors. Exception Approval in file for - XXXX DSCR FN :TV > 60% for refinance requires a 1.2%. Exception request to proceed at 64.79 LTV with a DSCR ratio of 1.0+. - Due Diligence Vendor-08/11/2025	LTV is less than guideline maximum - LTV = 64.79% - Max LTV = 80% Months Reserves exceed minimum required - Min reserves req'd 0 mths- Borrower has 11.39 mths in reserves	- 3 mth + reserves above minimum - Payment being reduced by over 20%		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	5135357
XXXX	703544	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE9501	2025-08-12 07:40	2025-08-13 15:12	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received final CD/Settlement statement for sale of property. - Due Diligence Vendor-08/13/2025 Ready for Review-Document Uploaded. The requested document(s) were included in the uploaded loan file. Please refer to pages 24-32 and attached herein. - Seller-08/12/2025 Open-Total Qualified Assets Post-Close amount is 'XXXX'. Assets are Insufficient. Per final CD EMD total is XXXX only documented EMD XXXX per contract - Due Diligence Vendor-08/12/2025	Ready for Review-Document Uploaded. The requested document(s) were included in the uploaded loan file. Please refer to pages 24-32 and attached herein. - Seller-08/12/2025	Resolved-Received final CD/Settlement statement for sale of property. - Due Diligence Vendor-08/13/2025	DSCR % greater than 1.20 - DSCR 1.264 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 721		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5142048
XXXX	703544	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1498	2025-08-12 07:45	2025-08-12 08:37	Waived	2 - Non-Material	C	B	Credit	Eligibility	Borrower Rental Experience Insufficient per Guidelines (DSCR)	Waived-Originator exception granted to allow non-experienced investor as experienced investor, Non-material waiver applied with comp factors. non-material due to borrower has six months experience. - Due Diligence Vendor-08/12/2025 Open-Borrower Rental Experience Insufficient per Guidelines (DSCR Loan Type) EXCEPTION REQUEST: to proceed as experienced investor who's managed an investment property for only the last 6 months - Due Diligence Vendor-08/12/2025		Waived-Originator exception granted to allow non0experienced investor as experienced investor, Non-material waiver applied with comp factors. non-material due to borrower has six months experience. - Due Diligence Vendor-08/12/2025	DSCR % greater than 1.20 - DSCR 1.264 Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660, borrowers mid score is 721	-FICO 20+ points above minimum -0x30 mortgage history 24months		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	Originator Post-Close	Yes	5142095
XXXX	703555	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA
XXXX	704842	XXXX	C	A	A	A	C	A	A	A	Closed	FCOM5814	2025-08-07 12:06	2025-11-18 14:12	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Deficiency	Resolved-Received final CD XXXX with all pages present. - Due Diligence Vendor-11/18/2025 Ready for Review-Document Uploaded. Please see attached, - Seller-08/14/2025 Open-Final CD is missing pg 4. - Due Diligence Vendor-08/07/2025	Ready for Review-Document Uploaded. Please see attached, - Seller-08/14/2025	Resolved-Received final CD XXXX with all pages present. - Due Diligence Vendor-11/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680, borrowers mid score 720 Months Reserves exceed minimum required - 9 months reserves required, borrower has 64.97 documented		XXXXX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5094833
XXXX	704951	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	No Cash Out - Borrower Initiated
XXXX	704983	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2025-08-13 14:34	2025-08-18 12:48	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained all required 12 month housing payment history documentation. - Due Diligence Vendor-08/18/2025
Ready for Review-Document Uploaded. Please see attached Credit report. Property XXXX -current primary residence -XXXX- mortgage is with XXXX showing 5 mos reviewed from XXXX to XXXX.  Previous Mtg is XXXX showing 29 mos  reviewed up to XXXX. The other previous mortgage is with XXXX XXXX showing 20 months reviewed up to XXXX. Pls note the comments: Transferred to another lender; account transferred. This is an account in good standing, XXXX Account, account transferred or sold.  Please clear this finding.  - Seller-08/15/2025
																						Open-Housing History Does Not Meet Guideline Requirements Missing a full 12 months + rating of the mortgage for property XXXX. - Due Diligence Vendor-08/13/2025	Ready for Review-Document Uploaded. Please see attached Credit report. Property 3a -current primary residence -XXXX- mortgage is with XXXX showing 5 mos reviewed from XXXX to XXXX. Previous Mtg is XXXX showing 29 mos reviewed up to XXXX. The other previous mortgage is with XXXX showing 20 months reviewed up to XXXX. Pls note the comments: Transferred to another lender; account transferred. This is an account in good standing, XXXX Account, account transferred or sold. Please clear this finding. - Seller-08/15/2025	Resolved-Upon further review, the loan file contained all required 12 month housing payment history documentation. - Due Diligence Vendor-08/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrowers FICO 746 Months Reserves exceed minimum required - 3 mths reserves req'd- Borrowers have 15.77 mths		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5166132
XXXX	704983	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1252	2025-08-13 15:56	2025-08-18 12:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document is Incomplete	Resolved-Received complete preliminary title report. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/15/2025 Open-Title Document is Incomplete Document is encrypted and not legible - Due Diligence Vendor-08/13/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/15/2025	Resolved-Received complete preliminary title report. - Due Diligence Vendor-08/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 720- Borrowers FICO 746 Months Reserves exceed minimum required - 3 mths reserves req'd- Borrowers have 15.77 mths		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Purchase	NA	N/A	N/A	5167820
XXXX	705064	XXXX	D	A	A	A	C	A	D	A	Closed	FPRO1242	2025-08-14 07:13	2025-11-18 12:15	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-11/18/2025 Resolved-Received 1004 complete appraisal. - Due Diligence Vendor-08/15/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/14/2025 Open-Appraisal is Missing Appraisal was not found in uploaded documents - Due Diligence Vendor-08/14/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/14/2025	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-11/18/2025 Resolved-Received 1004 complete appraisal. - Due Diligence Vendor-08/15/2025	LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 51.49% Months Reserves exceed minimum required - 3 months reserves required, borrower has 12.55		XXXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5173542
XXXX	705064	XXXX	D	A	A	A	C	A	D	A	Closed	finding-3634	2025-08-07 17:36	2025-08-15 08:24	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Upon further review, no further documentation is needed or required. - Due Diligence Vendor-08/15/2025
Ready for Review-Lender Credit in the amount of XXXX was issued on Final CD XXXX for increase in fee above legal limit. Resolved- Please clear this finding per your comment that it is resolved.  - Seller-08/14/2025
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Lender Credit in the amount of XXXX was issued on Final CD XXXX for increase in fee above legal limit. Resolved - Due Diligence Vendor-08/07/2025	Ready for Review-Lender Credit in the amount of XXXX was issued on Final CD XXXX for increase in fee above legal limit. Resolved- Please clear this finding per your comment that it is resolved. - Seller-08/14/2025	Resolved-Upon further review, no further documentation is needed or required. - Due Diligence Vendor-08/15/2025	LTV is less than guideline maximum - Max LTV is 70%, borrowers LTV is 51.49% Months Reserves exceed minimum required - 3 months reserves required, borrower has 12.55			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5102374
XXXX	705076	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2025-08-14 10:54	2025-08-18 12:58	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan meets the 0x60x12 matrix requirements. - Due Diligence Vendor-08/18/2025
Ready for Review-We respectfully disagree. The loan was approved based on the XXXX Matrix which stipulates 0x60x12 to max 75% CLTV. XXXX Non-QM guidelines do not require mortgage payments to only be rated on the credit report; therefore, the negative potential impact to the credit score is immaterial. - Seller-08/14/2025
																						Open-Housing History Does Not Meet Guideline Requirements Borrower has 10X30 mtg lates in past 12m, per mtg loan history. (Lender notes on 1008 indicate 9X30 mtg lates). Matrix confirms 1X30 allowed- Max CLTV = 80% (Purchase), 75% (Refinance). Borrower was 1x30 from XXXX to XXXX (rolling), which he caught up payments on XXXX. Borrower was then again 1x30 in XXXX, making total 30 day late payments in the past 12 mos 2x30, which is not allowed per matrix. Mortgage is also not reporting on the credit report, which if it were, would negatively impact credit score. - Due Diligence Vendor-08/14/2025	Ready for Review-We respectfully disagree. The loan was approved based on the XXXX matrix which stipulates 0x60x12 to max 75% CLTV. XXXX Non-QM guidelines do not require mortgage payments to only be rated on the credit report; therefore, the negative potential impact to the credit score is immaterial. - Seller-08/14/2025	Resolved-Upon further review, the loan meets the 0x60x12 matrix requirements. - Due Diligence Vendor-08/18/2025	Long term residence - Lender minimum housing 1 year, borrower has resided at subject primary for 5 years. Verified employment history exceeds guidelines - Lender minimum self-employment 1 year, borrower has been in business since 2018.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	5176948
XXXX	705130	XXXX	D	A	A	A	A	A	D	A	Closed	FPRO1242	2025-08-14 14:26	2025-08-18 13:22	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received 1025 appraisal. - Due Diligence Vendor-08/18/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/15/2025 Open-Appraisal is Missing Missing the subject Appraisal Report to support value to support qualifying rental income. Upon receipt, additional conditions maybe required. - Due Diligence Vendor-08/14/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/15/2025	Resolved-Received 1025 appraisal. - Due Diligence Vendor-08/18/2025	Qualifying FICO score is at least 20 points above minimum for program - Min FICO 680- Borrowers FICO 778. DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.197		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5181699
XXXX	705587	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA
XXXX	705685	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Purchase	NA
XXXX	713702	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE1764	2025-08-24 11:15	2025-08-27 15:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received Final CD. - Due Diligence Vendor-08/27/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Open-1. Provide loan docs to verify terms new Mtg, Property B. - Due Diligence Vendor-08/24/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Received Final CD. - Due Diligence Vendor-08/27/2025	LTV is less than guideline maximum - Lender max LTV 70%, subject LTV 65.21% Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 26.60%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5294336
XXXX	713702	XXXX	D	A	D	A	A	A	A	A	Closed	FCRE8888	2025-08-24 11:15	2025-08-27 15:33	Resolved	1 - Information	C	A	Credit	Eligibility	Missing First Mtg Note	Resolved-Received LE - Due Diligence Vendor-08/27/2025 Ready for Review-Document Uploaded. please see attached LE as the loan has not funded yet. - Seller-08/25/2025 Open-1. Provide loan docs to verify terms of new Mtg, Property D. - Due Diligence Vendor-08/24/2025	Ready for Review-Document Uploaded. please see attached LE as the loan has not funded yet. - Seller-08/25/2025	Resolved-Received LE - Due Diligence Vendor-08/27/2025	LTV is less than guideline maximum - Lender max LTV 70%, subject LTV 65.21% Qualifying DTI below maximum allowed - Lender max DTI 50%, borrower DTI 26.60%		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5294338
XXXX	715467	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0108	2025-08-24 10:15	2025-09-18 16:17	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received sufficient XXXX. - Due Diligence Vendor-09/18/2025
Ready for Review-Document Uploaded. XXXX coverage info uploaded - Seller-09/16/2025
Ready for Review-Subject qualifies for limited condo review. Per XXXX guides B7-4-02 under Determining if XXXX Insurance is Required, coverage is not required since this is a limited review. Please waive finding - Seller-09/15/2025
Counter-Received master policy reflecting general liability-need confirmation of sufficient XXXX crime-limit of policy. Required as full review Type S.  - Due Diligence Vendor-08/29/2025
Ready for Review-Document Uploaded. please see attached  - Seller-08/27/2025
Counter-Master insurance reflects Crime coverage but does not reflect amount of coverage. Please confirm amount.  - Due Diligence Vendor-08/27/2025
Ready for Review-Document Uploaded. HOA master reflects “Commercial Crime included” policy XXXX, This coverage is also a "XXXX bond" or "employee dishonesty" coverage. - Seller-08/26/2025
																						Open-XXXX Coverage not met. Condo Master does not indicate XXXX Coverage - Due Diligence Vendor-08/24/2025	Ready for Review-Document Uploaded. XXXX coverage info uploaded - Seller-09/16/2025 Ready for Review-Subject qualifies for limited condo review. Per XXXX guides B7-4-02 under Determining if XXXX Insurance is Required, coverage is not required since this is a limited review. Please waive finding - Seller-09/15/2025 Ready for Review-Document Uploaded. please see attached - Seller-08/27/2025 Ready for Review-Document Uploaded. HOA master reflects “Commercial Crime included” policy XXXX, This coverage is also a "XXXX bond" or "employee dishonesty" coverage. - Seller-08/26/2025	Resolved-Received sufficient XXXX Coverage. - Due Diligence Vendor-09/18/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO = 774 Min FICO = 660 DSCR % greater than 1.20 - DSCR = 1.352		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5294249
XXXX	715467	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2025-08-24 10:25	2025-08-27 15:01	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received 2nd witness to security instrument. - Due Diligence Vendor-08/27/2025 Ready for Review-Document Uploaded. Please see attached the updated page 19 reflecting the 2 witness count. - Seller-08/26/2025 Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. XXXX - Requires two witnesses, but one can be the notary. The Notary is only Witness - Deed of Trust is missing 2nd Witness - Due Diligence Vendor-08/24/2025	Ready for Review-Document Uploaded. Please see attached the updated page 19 reflecting the 2 witness count. - Seller-08/26/2025	Resolved-Received 2nd witness to security instrument. - Due Diligence Vendor-08/27/2025	Qualifying FICO score is at least 20 points above minimum for program - FICO = 774 Min FICO = 660 DSCR % greater than 1.20 - DSCR = 1.352		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5294263
XXXX	720273	XXXX	D	B	C	B	A	A	D	A	Closed	FCRE0104	2025-08-25 10:46	2025-08-29 08:01	Waived	2 - Non-Material	C	B	Credit	Eligibility	Prepayment Penalty is not allowed	Waived-Originator waiver applied to non material finding. Removed prepay from system and downgraded finding. - Due Diligence Vendor-08/29/2025 Open-Prepayment Penalty is not allowed. Prepayment Penalty is not allowed in XXXX if property is not vested in a S Corp or Corporation - Due Diligence Vendor-08/25/2025		Waived-Originator waiver applied to non material finding. Removed prepay from system and downgraded finding. - Due Diligence Vendor-08/29/2025	Months Reserves exceed minimum required - 3.28 Months Reserves exceed 0 month minimum required Qualifying FICO score is at least 20 points above minimum for program - 766 Qualifying FICO score is at least 20 points above 660 minimum for program			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	Originator Post-Close	No	5299955
XXXX	720273	XXXX	D	B	C	B	A	A	D	A	Closed	FPRO1242	2025-08-25 10:18	2025-08-27 15:11	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal - Due Diligence Vendor-08/27/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025 Open-Appraisal is Missing - Due Diligence Vendor-08/25/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/25/2025	Resolved-Received Appraisal - Due Diligence Vendor-08/27/2025	Months Reserves exceed minimum required - 3.28 Months Reserves exceed 0 month minimum required Qualifying FICO score is at least 20 points above minimum for program - 766 Qualifying FICO score is at least 20 points above 660 minimum for program		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	N/A	N/A	5299331
XXXX	720551	XXXX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	XXXXX	XX	Primary Residence	Refinance	Cash Out - Other
XXXX	725571	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2025-08-27 12:45	2025-09-23 16:16	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-09/23/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/29/2025 Ready for Review-Document Uploaded. - Seller-08/29/2025 Open-Audited LTV of 65% exceeds Guideline LTV of 60% DSCR <1: Max LTV for a cash-out is 65% MINUS 5% reduction for declining markets. Max LTV is 60% - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/29/2025 Ready for Review-Document Uploaded. - Seller-08/29/2025	Waived-Originator waiver applied to non material finding with compensating factors. - Due Diligence Vendor-09/23/2025	Credit history exceeds minimum required - 24+ month credit history 0x30 credit history exceeds minimum required (3) tradelines reporting for a minimum of 12-months, with activity in the last 12- months Qualifying FICO score is at least 20 points above minimum for program - 756 FICO; 640 required	756 fico 0x30x24	XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5335205
XXXX	725571	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0105	2025-08-26 21:54	2025-09-18 16:36	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received Report. - Due Diligence Vendor - 09/18/2025 Ready for Review-Document Uploaded. Report uploaded. Summary of Findings confirms building passes - Seller-09/16/2025 Open-The file does not contain the required structural engineer report per state law. Subjectis missing required milestone inspection as required by FL Senate Bill No. 40. Subject Cert. of Occ was on or before XXXX, has a building with 3 or more stories and is : 1. 30 years of age - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. Report uploaded. Summary of Findings confirms building passes - Seller-09/16/2025	Resolved-Received Report. - Due Diligence Vendor-09/18/2025	Credit history exceeds minimum required - 24+ month credit history 0x30 credit history exceeds minimum required (3) tradelines reporting for a minimum of 12-months, with activity in the last 12- months Qualifying FICO score is at least 20 points above minimum for program - 756 FICO; 640 required		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5327909
XXXX	725571	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0116	2025-08-27 11:58	2025-09-18 16:36	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Warrantability Documentation	Resolved-Received 1008 reflecting Condo Warranty Type Q. - Due Diligence Vendor-09/11/2025 Ready for Review-Document Uploaded. 1008 reflecting underwriter comment reuplaoded. Please waive finding - Seller-09/11/2025 Open-Missing UW Attestation and/or documentation clearly stating whether the project review completed resulted in condo being determined as warrantable or non-warrantable - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. 1008 reflecting underwriter comment reuplaoded. Please waive finding - Seller-09/11/2025	Resolved-Received 1008 reflecting Condo Warranty Type Q. - Due Diligence Vendor-09/11/2025	Credit history exceeds minimum required - 24+ month credit history 0x30 credit history exceeds minimum required (3) tradelines reporting for a minimum of 12-months, with activity in the last 12- months Qualifying FICO score is at least 20 points above minimum for program - 756 FICO; 640 required		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5334349
XXXX	725571	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0108	2025-08-26 21:40	2025-09-02 13:20	Resolved	1 - Information	C	A	Credit	Insurance	Fidelity Coverage not met	Resolved-Received confirmation of sufficient XXXX coverage. - Due Diligence Vendor-09/02/2025 Ready for Review-Document Uploaded. Please see attached. - Seller-08/29/2025 Open-XXXX Coverage not met. XXXX Coverage missing from Master policy - Due Diligence Vendor-08/27/2025	Ready for Review-Document Uploaded. Please see attached. - Seller-08/29/2025	Resolved-Received confirmation of sufficient XXXX coverage. - Due Diligence Vendor-09/02/2025	Credit history exceeds minimum required - 24+ month credit history 0x30 credit history exceeds minimum required (3) tradelines reporting for a minimum of 12-months, with activity in the last 12- months Qualifying FICO score is at least 20 points above minimum for program - 756 FICO; 640 required		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	5327860
XXXX	725571	XXXX	C	B	C	B	A	A	A	A	Closed	FCRE0140	2025-08-27 11:59	2025-08-27 12:57	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-08/27/2025 Open-Exception in file to proceed with layered entity vesting and PG provided by our borrower who is 45% owner of subsequent LLC. Vesting to be in XXXX which is 100% owned by XXXX. XXXX is owned by 45% XXXX XXXX (our borrower) and 45% XXXX - Due Diligence Vendor-08/27/2025		Waived-Originator exception granted, waiver applied with comp factors. Deemed non-material as client will allow - Due Diligence Vendor-08/27/2025	Credit history exceeds minimum required - 24+ month credit history 0x30 credit history exceeds minimum required (3) tradelines reporting for a minimum of 12-months, with activity in the last 12- months Qualifying FICO score is at least 20 points above minimum for program - 756 FICO; 640 required	FICO 20+ points above min. 24+ month credit history 0x30		ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	5334381
XXXX	725590	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other